UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-10385

Pacific Life Funds
(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660
(Address of principal executive offices) (Zip code)

Robin S. Yonis
Vice President and General Counsel of Pacific Life Fund Advisors LLC
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington D.C. 20006-2401

Registrant’s telephone number, including area code:       949-219-6767

Date of fiscal year end:      March 31

Date of reporting period:      December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1	Schedule of Investments—Schedule I.

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.14%

PL Money Market Fund ‘A’	1,193,955	$1,193,955
PL International Value Fund ‘A’	113,506	1,625,411
PL Large-Cap Value Fund ‘A’	61,691	799,511
PL Short Duration Bond Fund ‘A’	871,214	8,738,276
PL Growth LT Fund ‘A’	58,284	822,971
PL Mid-Cap Value Fund ‘A’	124,579	1,210,907
PL International Large-Cap Fund ‘A’	48,628	798,466
PL Main Street® Core Fund ‘A’	220,107	2,460,795
PL Managed Bond Fund ‘A’	1,216,535	12,700,629
PL Inflation Managed Fund ‘A’	715,736	7,486,597
PL Comstock Fund ‘A’	151,264	1,963,413

Total Mutual Funds (Cost $38,701,834)		39,800,931

TOTAL INVESTMENTS - 99.14% (Cost $38,701,834)		39,800,931

OTHER ASSETS & LIABILITIES, NET - 0.86%		344,480

NET ASSETS - 100.00%		$40,145,411

Note to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	72.05%
Affiliated Equity Funds	24.12%
Affiliated Money Market Fund	2.97%

99.14%
Other Assets & Liabilities, Net	0.86%

100.00%

1	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.84%

PL Money Market Fund ‘A’	1,342,941	$1,342,941
PL Small-Cap Growth Fund ‘A’	147,129	1,630,189
PL International Value Fund ‘A’	543,234	7,779,105
PL Large-Cap Value Fund ‘A’	349,383	4,528,005
PL Short Duration Bond Fund ‘A’	1,716,730	17,218,799
PL Growth LT Fund ‘A’	243,367	3,436,336
PL Mid-Cap Value Fund ‘A’	459,340	4,464,780
PL Large-Cap Growth Fund ‘A’ *	154,654	1,730,577
PL International Large-Cap Fund ‘A’	340,513	5,591,226
PL Small-Cap Value Fund ‘A’	126,335	1,152,177
PL Main Street Core Fund ‘A’	713,332	7,975,056
PL Managed Bond Fund ‘A’	2,638,997	27,551,132
PL Inflation Managed Fund ‘A’	1,643,066	17,186,466
PL Comstock Fund ‘A’	760,075	9,865,769
PL Mid-Cap Growth Fund ‘A’	315,816	3,376,072

Total Mutual Funds (Cost $110,232,257)		114,828,630

TOTAL INVESTMENTS - 99.84% (Cost $110,232,257)		114,828,630

OTHER ASSETS & LIABILITIES, NET - 0.16%		182,208

NET ASSETS - 100.00%		$115,010,838

Note to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	53.87%
Affiliated Equity Funds	44.80%
Affiliated Money Market Fund	1.17%

99.84%
Other Assets & Liabilities, Net	0.16%

100.00%

2	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.74%

PL Small-Cap Growth Fund ‘A’	1,055,854	$11,698,861
PL International Value Fund ‘A’	2,538,913	36,357,228
PL Large-Cap Value Fund ‘A’	1,634,479	21,182,845
PL Short Duration Bond Fund ‘A’	4,048,179	40,603,236
PL Growth LT Fund ‘A’	1,531,064	21,618,619
PL Mid-Cap Value Fund ‘A’	2,555,238	24,836,909
PL Large-Cap Growth Fund ‘A’ *	1,109,976	12,420,633
PL International Large-Cap Fund ‘A’	1,554,645	25,527,275
PL Small-Cap Value Fund ‘A’	432,738	3,946,569
PL Main Street Core Fund ‘A’	3,368,544	37,660,327
PL Emerging Markets Fund ‘A’	1,157,296	17,417,307
PL Managed Bond Fund ‘A’	7,248,130	75,670,478
PL Inflation Managed Fund ‘A’	4,834,145	50,565,153
PL Comstock Fund ‘A’	3,181,248	41,292,594
PL Mid-Cap Growth Fund ‘A’	1,506,655	16,106,141
PL Real Estate Fund ‘A’	814,592	8,919,788

Total Mutual Funds (Cost $423,776,708)		445,823,963

TOTAL INVESTMENTS - 99.74% (Cost $423,776,708)		445,823,963

OTHER ASSETS & LIABILITIES, NET - 0.26%		1,151,927

NET ASSETS - 100.00%		$446,975,890

Note to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	62.41%
Affiliated Fixed Income Funds	37.33%

99.74%
Other Assets & Liabilities, Net	0.26%

100.00%

3	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.71%

PL Small-Cap Growth Fund ‘A’	1,978,525	$21,922,060
PL International Value Fund ‘A’	3,393,915	48,600,864
PL Large-Cap Value Fund ‘A’	2,064,582	26,756,978
PL Short Duration Bond Fund ‘A’	1,323,445	13,274,153
PL Growth LT Fund ‘A’	2,287,936	32,305,661
PL Mid-Cap Value Fund ‘A’	3,482,688	33,851,726
PL Large-Cap Growth Fund ‘A’ *	1,251,889	14,008,634
PL International Large-Cap Fund ‘A’	2,480,711	40,733,275
PL Small-Cap Value Fund ‘A’	791,918	7,222,297
PL Main Street Core Fund ‘A’	3,975,848	44,449,985
PL Emerging Markets Fund ‘A’	1,634,352	24,597,003
PL Managed Bond Fund ‘A’	4,368,049	45,602,429
PL Inflation Managed Fund ‘A’	3,567,390	37,314,901
PL Comstock Fund ‘A’	3,673,345	47,680,021
PL Mid-Cap Growth Fund ‘A’	2,114,615	22,605,239
PL Real Estate Fund ‘A’	1,472,905	16,128,306

Total Mutual Funds (Cost $452,048,053)		477,053,532

TOTAL INVESTMENTS - 99.71% (Cost $452,048,053)		477,053,532

OTHER ASSETS & LIABILITIES, NET - 0.29%		1,391,466

NET ASSETS - 100.00%		$478,444,998

Note to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	79.60%
Affiliated Fixed Income Funds	20.11%

99.71%
Other Assets & Liabilities, Net	0.29%

100.00%

4	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.47%

PL Small-Cap Growth Fund ‘A’	1,099,006	$12,176,988
PL International Value Fund ‘A’	2,075,334	29,718,779
PL Large-Cap Value Fund ‘A’	1,165,563	15,105,693
PL Growth LT Fund ‘A’	1,545,264	21,819,133
PL Mid-Cap Value Fund ‘A’	2,188,664	21,273,818
PL Large-Cap Growth Fund ‘A’ *	475,602	5,321,981
PL International Large-Cap Fund ‘A’	1,297,605	21,306,676
PL Small-Cap Value Fund ‘A’	725,136	6,613,244
PL Main Street Core Fund ‘A’	2,140,633	23,932,275
PL Emerging Markets Fund ‘A’	874,995	13,168,675
PL Comstock Fund ‘A’	1,770,852	22,985,653
PL Mid-Cap Growth Fund ‘A’	1,283,609	13,721,777
PL Real Estate Fund ‘A’	949,783	10,400,119

Total Mutual Funds (Cost $208,145,420)		217,544,811

TOTAL INVESTMENTS - 99.47% (Cost $208,145,420)		217,544,811

OTHER ASSETS & LIABILITIES, NET - 0.53%		1,168,333

NET ASSETS - 100.00%		$218,713,144

Note to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	99.47%

99.47%
Other Assets & Liabilities, Net	0.53%

100.00%

5	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 100.25%

Certificates of Deposit - 4.02%

Bank of Scotland PLC (United Kingdom) 5.331% due 10/27/08 §	$500,000	$500,000
UBS AG (Switzerland) 4.490% due 01/28/08	500,000	500,000

		1,000,000

Commercial Paper - 70.04%

Archer-Daniels-Midland Co 4.280% due 01/24/08	700,000	698,086
AstraZeneca PLC (United Kingdom) 4.570% due 01/25/08	400,000	398,781
BP Capital Markets PLC (United Kingdom) 4.440% due 02/04/08	500,000	497,903
Dover Corp 4.250% due 01/18/08	920,000	918,154
Electricite de France (France) 4.480% due 02/27/08	770,000	764,538
Genentech Inc 4.250% due 01/22/08	475,000	473,822
Hewlett-Packard Co 4.520% due 01/03/08	500,000	499,874
International Business Machines Corp 4.380% due 01/03/08	750,000	749,818
International Lease Finance Corp 4.250% due 01/25/08	890,000	887,478
Johnson & Johnson 4.200% due 01/10/08	750,000	749,213
Medtronic Inc
4.250% due 01/22/08	500,000	498,760
4.450% due 01/10/08	500,000	499,444
National Rural Utilities Cooperative Finance Corp 4.540% due 01/11/08	350,000	349,559
New York Life Capital Corp 4.230% due 01/03/08	1,030,000	1,029,758
PepsiCo Inc 4.200% due 01/10/08	1,000,000	998,950
Procter & Gamble International Funding SCA (Luxembourg)
4.200% due 01/24/08	800,000	797,853
Societe Generale North America Inc 4.770% due 02/01/08	300,000	298,768
Southern Co Funding Corp 4.270% due 01/16/08	935,000	933,337
The Coca-Cola Co 4.440% due 01/08/08	500,000	499,568
The Hershey Co 4.260% due 01/23/08	900,000	897,657
The Royal Bank of Scotland Group PLC (United Kingdom)
5.070% due 01/07/08	1,005,000	1,004,151
The Stanley Works 4.550% due 01/07/08	950,000	949,280
The Washington Post Co 4.270% due 01/16/08	475,000	474,155
United Parcel Service Inc 4.400% due 02/04/08	750,000	746,883
Walgreen Co 4.200% due 01/18/08	800,000	798,413

		17,414,203

Corporate Notes - 16.07%

Allstate Life Global Funding Trusts 5.208% due 09/11/08 §	500,000	500,000
American Express Bank FSB 5.246% due 09/18/08 §	800,000	800,000
American Honda Finance Corp 4.909% due 02/20/08 ~ §	400,000	400,000
Caterpillar Financial Services Corp 4.939% due 02/11/08 §	500,000	500,060
General Electric Capital Corp 4.250% due 01/15/08	546,000	545,701
Toyota Motor Credit Corp 5.111% due 09/05/08 §	750,000	750,000
Wells Fargo & Co 5.186% due 03/10/08 §	500,000	500,075

		3,995,836

U.S. Government Agency Issues - 9.86%

Federal Home Loan Bank
4.700% due 10/03/08	2,000,000	2,000,000
5.250% due 02/01/08	450,000	450,000

		2,450,000

	Shares

Money Market Fund - 0.26%

BlackRock Liquidity Funds Institutional TempFund	65,530	65,530

Total Short-Term Investments (Amortized Cost $24,925,569)		24,925,569

TOTAL INVESTMENTS - 100.25% (Amortized Cost $24,925,569)		24,925,569

OTHER ASSETS & LIABILITIES, NET - (0.25%)		(61,379)

NET ASSETS - 100.00%		$24,864,190

Notes to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Commercial Paper	70.04%
Corporate Notes	16.07%
U.S. Government Agency Issues	9.86%
Certificates of Deposit	4.02%
Money Market Fund	0.26%

100.25%
Other Assets & Liabilities, Net	(0.25%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

6	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 100.15%

Autos & Transportation - 1.44%

AirTran Holdings Inc *	37,300	$267,068
Tenneco Inc *	16,900	440,583

		707,651

Consumer Discretionary - 17.60%

AnnTaylor Stores Corp *	10,800	276,048
Bally Technologies Inc *	12,850	638,902
bebe Stores Inc	28,200	362,652
Carter’s Inc *	17,300	334,755
Central European Distribution Corp *	6,450	374,616
Ctrip.com International Ltd ADR (Cayman)	11,450	658,031
DSW Inc ‘A’ *	11,550	216,678
FTI Consulting Inc *	12,250	755,090
GSI Commerce Inc *	25,700	501,150
Iconix Brand Group Inc *	28,100	552,446
Life Time Fitness Inc *	11,450	568,836
LKQ Corp *	34,100	716,782
McCormick & Schmick’s Seafood Restaurants Inc *	17,850	212,951
Phillips-Van Heusen Corp	12,150	447,849
priceline.com Inc *	5,850	671,931
Scientific Games Corp ‘A’ *	10,550	350,787
TeleTech Holdings Inc *	17,200	365,844
The Geo Group Inc *	23,300	652,400

		8,657,748

Consumer Staples - 1.35%

The Hain Celestial Group Inc *	20,800	665,600

Energy - 6.48%

Carrizo Oil & Gas Inc *	8,000	438,000
Concho Resources Inc *	24,750	510,098
CVR Energy Inc *	16,300	406,522
Dril-Quip Inc *	10,350	576,081
Mariner Energy Inc *	23,350	534,248
Petrobank Energy & Resources Ltd * (Canada)	12,250	722,625

		3,187,574

Financial Services - 8.88%

Affiliated Managers Group Inc *	4,700	552,062
Boston Private Financial Holdings Inc	16,700	452,236
DuPont Fabros Technology Inc REIT	19,000	372,400
First Mercury Financial Corp *	25,200	614,880
First Midwest Bancorp Inc	11,000	336,600
FirstFed Financial Corp *	7,400	265,068
Greenhill & Co Inc	8,400	558,432
Signature Bank *	13,950	470,813
Wintrust Financial Corp	6,050	200,437
Wright Express Corp *	15,350	544,771

		4,367,699

Health Care - 19.16%

Acorda Therapeutics Inc *	20,550	451,278
Adams Respiratory Therapeutics Inc *	12,300	734,802
Allscripts Healthcare Solutions Inc *	15,700	304,894
ArthroCare Corp *	9,000	432,450
BioMarin Pharmaceuticals Inc *	13,150	465,510
Cubist Pharmaceuticals Inc *	12,200	250,222

DexCom Inc *	38,500	339,955
Gen-Probe Inc *	9,150	575,809
Hologic Inc *	9,800	672,672
Illumina Inc *	10,350	613,341
Inverness Medical Innovations Inc *	9,300	522,474
Omrix Biopharmaceuticals Inc *	15,250	529,785
Onyx Pharmaceuticals Inc *	9,650	536,733
PAREXEL International Corp *	14,400	695,520
Progenics Pharmaceuticals Inc *	16,600	299,962
Psychiatric Solutions Inc *	12,750	414,375
Savient Pharmaceuticals Inc *	24,150	554,726
Thoratec Corp *	24,000	436,560
United Therapeutics Corp *	6,050	590,782

		9,421,850

Materials & Processing - 9.00%

CLARCOR Inc	14,100	535,377
Greif Inc ‘A’	7,700	503,349
RBC Bearings Inc *	15,600	677,976
RTI International Metals Inc *	4,400	303,292
Silgan Holdings Inc	10,600	550,564
Thompson Creek Metals Co Inc * (Canada)	25,700	439,727
Uranium One Inc * (Canada)	34,100	305,084
URS Corp *	11,100	603,063
Zoltek Cos Inc *	11,800	505,866

		4,424,298

Producer Durables - 8.84%

Actuant Corp ‘A’	16,700	567,967
BE Aerospace Inc *	13,450	711,505
Bucyrus International Inc ‘A’	7,100	705,669
Esterline Technologies Corp *	12,350	639,113
Polycom Inc *	22,200	616,716
SBA Communications Corp ‘A’ *	19,250	651,420
Varian Semiconductor Equipment Associates Inc *	12,350	456,950

		4,349,340

Technology - 24.44%

Acme Packet Inc *	29,850	375,811
ANSYS Inc *	17,600	729,696
Atheros Communications Inc *	17,300	528,342
Concur Technologies Inc *	11,450	414,604
Cypress Semiconductor Corp *	19,000	684,570
DealerTrack Holdings Inc *	13,900	465,233
FormFactor Inc *	10,850	359,135
Foundry Networks Inc *	24,000	420,480
IHS Inc ‘A’ *	9,600	581,376
Mellanox Technologies Ltd * (Israel)	28,350	516,537
NICE Systems Ltd ADR * (Israel)	17,200	590,304
Novatel Wireless Inc *	21,600	349,920
Omniture Inc *	11,600	386,164
ON Semiconductor Corp *	56,100	498,168
SI International Inc *	14,800	406,556
SiRF Technology Holdings Inc *	14,650	368,155
Solera Holdings Inc *	29,300	726,054
Sonus Networks Inc *	74,850	436,375
SunPower Corp ‘A’ *	4,750	619,352
Synaptics Inc *	12,000	493,920
Synchronoss Technologies Inc *	13,650	483,756
Taleo Corp ‘A’ *	9,950	296,311
Tessera Technologies Inc *	15,350	638,560
TIBCO Software Inc *	42,250	340,958
VeriFone Holdings Inc *	13,350	310,388

		12,020,725

7	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Shares	Value

Utilities - 2.96%

ITC Holdings Corp	13,550	$764,491
NeuStar Inc ‘A’ *	15,900	456,012
Time Warner Telecom Inc ‘A’ *	11,650	236,379

		1,456,882

Total Common Stocks (Cost $45,756,537)		49,259,367

TOTAL INVESTMENTS - 100.15% (Cost $45,756,537)		49,259,367

OTHER ASSETS & LIABILITIES, NET - (0.15%)		(72,722)

NET ASSETS - 100.00%		$49,186,645

Note to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Technology	24.44%
Health Care	19.16%
Consumer Discretionary	17.60%
Materials & Processing	9.00%
Financial Services	8.88%
Producer Durables	8.84%
Energy	6.48%
Utilities	2.96%
Autos & Transportation	1.44%
Consumer Staples	1.35%

100.15%
Other Assets & Liabilities, Net	(0.15%)

100.00%

8	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.46%

Australia - 4.62%

Australia & New Zealand Banking Group Ltd +	34,100	$816,062
BHP Billiton Ltd +	29,300	1,024,270
Macquarie Airports Ltd +	206,598	729,702
Mirvac Group REIT +	99,000	517,382
National Australia Bank Ltd +	33,322	1,097,611
Qantas Airways Ltd +	124,300	590,592
Suncorp-Metway Ltd +	40,100	591,876
Zinifex Ltd +	51,000	547,063

		5,914,558

Austria - 0.63%

voestalpine AG +	11,300	809,856

Belgium - 1.29%

Fortis +	54,832	1,435,432
KBC Groep NV +	1,527	214,932

		1,650,364

Bermuda - 0.43%

Catlin Group Ltd +	31,500	238,283
Orient Overseas International Ltd +	42,000	307,703

		545,986

Canada - 3.65%

Bombardier Inc ‘B’ *	62,200	375,614
Canadian Imperial Bank of Commerce	7,364	526,400
Fairfax Financial Holdings Ltd	1,200	347,458
Gerdau Ameristeel Corp	45,200	646,205
HudBay Minerals Inc *	9,300	183,748
Husky Energy Inc	8,000	361,437
ING Canada Inc	6,100	244,878
Methanex Corp	9,600	268,074
Onex Corp	5,404	191,586
Petro-Canada	11,600	625,867
Royal Bank of Canada	8,515	437,764
Teck Cominco Ltd ‘B’	12,600	460,364

		4,669,395

Denmark - 0.62%

Carlsberg AS ‘B’ +	6,650	800,570

Finland - 2.36%

M-real OYJ ‘B’ +	60,700	286,206
Nokia OYJ +	49,900	1,917,026
Stora Enso OYJ ‘R’ +	54,900	819,541

		3,022,773

France - 10.34%

Air France-KLM +	8,400	293,568
Arkema * +	7,900	518,871
BNP Paribas +	14,408	1,563,269
Compagnie Generale des Etablissements Michelin ‘B’ +	7,725	883,188
Credit Agricole SA +	30,652	1,034,086
France Telecom SA +	28,400	1,018,730
Lagardere SCA +	11,900	891,196
Renault SA +	10,694	1,516,651

Sanofi-Aventis +	20,001	1,830,900
Societe Generale +	9,139	1,321,766
Total SA +	20,756	1,718,606
Vallourec SA +	2,400	649,110

		13,239,941

Germany - 11.76%

Allianz SE +	9,410	2,027,288
BASF AG +	13,700	2,031,604
Deutsche Bank AG +	11,900	1,553,844
Deutsche Lufthansa AG +	33,900	903,655
Deutsche Telekom AG +	52,300	1,151,093
E.ON AG +	9,832	2,090,216
Lanxess +	10,700	527,192
Muenchener Rueckversicherungs AG +	9,061	1,759,727
RWE AG +	10,583	1,483,848
Siemens AG +	7,700	1,224,319
Suedzucker AG +	12,900	306,044

		15,058,830

Italy - 3.30%

Banco Popolare SCARL * +	35,800	791,160
Buzzi Unicem SPA +	12,000	331,636
ENI SPA +	46,189	1,685,732
Fiat SPA +	6,000	154,410
Fondiaria-Sai SPA +	8,700	356,884
Fondiaria-Sai SPA RNC +	4,600	129,317
Italcementi SPA +	6,500	139,175
UniCredito Italiano SPA +	77,000	633,357

		4,221,671

Japan - 20.32%

Aisin Seiki Co Ltd +	18,400	761,802
Alps Electric Co Ltd +	27,500	355,276
Astellas Pharma Inc +	11,000	477,077
Canon Inc +	10,400	475,972
Dainippon Ink & Chemicals Inc +	124,000	618,205
EDION Corp +	20,400	218,277
Fujitsu Ltd +	140,000	936,526
Honda Motor Co Ltd +	26,700	882,030
Isuzu Motors Ltd +	125,000	561,182
Itochu Corp +	63,000	607,927
JFE Holdings Inc +	28,200	1,414,066
Kyushu Electric Power Co Inc +	28,400	697,189
Mitsubishi Chemical Holdings Corp +	127,000	968,969
Mitsubishi Corp +	25,300	684,737
Mitsubishi UFJ Financial Group Inc +	186,100	1,754,909
Mitsui & Co Ltd +	40,000	835,306
Mitsui Chemicals Inc +	42,000	272,658
Mitsui OSK Lines Ltd +	69,000	872,318
Namco Bandai Holdings Inc +	33,100	513,467
Nippon Mining Holdings Inc +	80,000	507,408
Nippon Steel Corp +	198,000	1,211,946
Nippon Telegraph & Telephone Corp +	243	1,207,936
Nippon Yusen Kabushiki Kaisha +	76,000	598,728
Nissan Motor Co Ltd +	111,000	1,211,509
ORIX Corp +	4,680	787,116
Sharp Corp +	64,000	1,141,642
Sony Corp +	6,600	359,587
Sumitomo Mitsui Financial Group Inc +	186	1,376,452
The Tokyo Electric Power Co Inc +	49,200	1,273,604
Toshiba Corp +	138,000	1,018,435
Tosoh Corp +	72,000	306,913
Toyota Motor Corp +	20,800	1,107,781

		26,016,950

9	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Shares	Value

Luxembourg - 1.26%

ArcelorMittal +	20,800	$1,615,182

Netherlands - 3.27%

ING Groep NV CVA +	50,821	1,980,262
Koninklijke Ahold NV +	74,500	1,031,740
Koninklijke Philips Electronics NV +	11,130	476,923
Wolters Kluwer NV +	21,248	698,963

		4,187,888

Norway - 1.04%

StatoilHydro ASA +	43,100	1,329,668

Singapore - 0.22%

Neptune Orient Lines Ltd +	107,000	287,635

Spain - 2.17%

Banco Santander SA +	34,400	742,971
Repsol YPF SA +	26,529	946,375
Telefonica SA +	33,800	1,095,672

		2,785,018

Sweden - 2.08%

Electrolux AB ‘B’ +	24,500	406,366
Nordea Bank AB +	47,900	802,751
Svenska Cellulosa AB ‘B’ +	48,200	851,251
Tele2 AB ‘B’ +	30,100	599,011

		2,659,379

Switzerland - 2.77%

Credit Suisse Group +	24,179	1,455,468
Nestle SA +	1,253	575,365
Novartis AG +	27,817	1,521,238

		3,552,071

United Kingdom - 25.33%

Antofagasta PLC +	47,900	679,084
Arriva PLC +	15,500	241,328
Associated British Foods PLC +	51,600	920,456
AstraZeneca PLC +	29,822	1,283,624
Aviva PLC +	65,538	873,455
BAE Systems PLC +	122,626	1,216,929
Barclays PLC +	152,083	1,535,934
BP PLC +	105,698	1,291,656
British Airways PLC + *	83,800	512,239
British American Tobacco PLC +	24,700	965,600
British Energy Group PLC +	27,500	301,136
BT Group PLC +	71,430	385,869
Daily Mail & General Trust ‘A’ +	41,000	405,219
Drax Group PLC +	74,300	895,847
DS Smith PLC +	57,900	242,511
Friends Provident PLC +	143,939	469,389
GlaxoSmithKline PLC +	86,500	2,196,804
Greene King PLC +	23,320	368,399
HBOS PLC +	102,421	1,489,308
Home Retail Group PLC +	77,900	506,280
HSBC Holdings PLC (LI) +	14,600	245,930
ITV PLC +	293,080	496,667
Kazakhmys PLC +	9,000	243,501
Lloyds TSB Group PLC +	97,200	915,304
Marston’s PLC +	53,696	352,257

Mitchells & Butlers PLC +	32,500	272,175
Mondi PLC +	32,500	271,965
Pearson PLC +	48,400	700,923
Prudential PLC +	16,645	234,375
Punch Taverns PLC +	33,820	514,695
Rio Tinto PLC +	2,998	315,517
Royal Dutch Shell PLC ‘A’ (XAMS) +	81,635	3,441,449
Taylor Wimpey PLC +	68,000	273,870
Tesco PLC +	51,500	489,896
The Royal Bank of Scotland Group PLC +	209,200	1,847,126
Trinity Mirror PLC +	40,800	280,897
TUI Travel PLC *	125,400	733,264
Vodafone Group PLC +	697,771	2,619,377
Xstrata PLC +	20,030	1,405,524

		32,435,779

Total Common Stocks (Cost $116,676,355)		124,803,514

TOTAL INVESTMENTS - 97.46% (Cost $116,676,355)		124,803,514

OTHER ASSETS & LIABILITIES, NET - 2.54%		3,253,861

NET ASSETS - 100.00%		$128,057,375

Notes to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	27.24%
Materials & Processing	13.77%
Utilities	10.87%
Autos & Transportation	9.12%
Integrated Oils	7.59%
Consumer Discretionary	7.30%
Health Care	5.71%
Multi-Industry	4.87%
Consumer Staples	4.54%
Technology	2.88%
Energy	2.41%
Producer Durables	1.16%

97.46%
Other Assets & Liabilities, Net	2.54%

100.00%

10	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

(b) As of December 31, 2007, the Fund was diversified by geographical region as a percentage of net assets as follows:

United Kingdom	25.33%
Japan	20.32%
Germany	11.76%
France	10.34%
Australia	4.62%
Canada	3.65%
Italy	3.30%
Netherlands	3.27%
Switzerland	2.77%
Finland	2.36%
Spain	2.17%
Sweden	2.08%
Belgium	1.29%
Luxembourg	1.26%
Norway	1.04%
Austria	0.63%
Denmark	0.62%
Bermuda	0.43%
Singapore	0.22%

97.46%
Other Assets & Liabilities, Net	2.54%

100.00%

(c) Securities with a total aggregate market value of $119,400,855 or 93.24% of the net assets were valued under the fair value procedures established by the Pacific Life Funds Board of Trustees (the “Funds’ Board of Trustees”).

(d) The amount of $79,300 in cash was segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts at December 31, 2007:

Long Futures Outstanding	Number of Contracts		Notional Amount	Net Unrealized Appreciation

Tokyo Price Index Future (03/08)	12	JPY	174,420,000	$17,724

11	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.97%

Consumer Discretionary - 17.54%

EchoStar Communications Corp ‘A’ *	30,900	$1,165,548
Kimberly-Clark Corp	20,600	1,428,404
Liberty Media Corp - Capital ‘A’ *	10,650	1,240,618
Liberty Media Corp - Interactive ‘A’ *	51,386	980,445
McDonald’s Corp	30,500	1,796,755
News Corp ‘B’	96,900	2,059,125
Target Corp	15,900	795,000
The Home Depot Inc	28,700	773,178
Time Warner Inc	95,000	1,568,450
Wal-Mart Stores Inc	25,000	1,188,250

		12,995,773

Consumer Staples - 4.60%

Altria Group Inc	33,800	2,554,604
Kraft Foods Inc ‘A’	26,131	852,655

		3,407,259

Energy - 1.71%

Transocean Inc (Cayman) *	8,848	1,266,591

Financial Services - 26.92%

Aflac Inc	31,000	1,941,530
American Express Co	36,000	1,872,720
American International Group Inc	22,700	1,323,410
Bank of America Corp	32,000	1,320,320
Capital One Financial Corp	22,100	1,044,446
Freddie Mac	25,255	860,438
JPMorgan Chase & Co	40,900	1,785,285
Loews Corp	43,200	2,174,688
Marsh & McLennan Cos Inc	38,311	1,014,092
Merrill Lynch & Co Inc	15,340	823,451
The Bank of New York Mellon Corp	21,552	1,050,876
The Chubb Corp	24,780	1,352,492
The Travelers Cos Inc	25,100	1,350,380
Wachovia Corp	22,461	854,192
Wells Fargo & Co	39,000	1,177,410

		19,945,730

Health Care - 7.85%

Abbott Laboratories	22,600	1,268,990
Novartis AG ADR (Switzerland)	22,100	1,200,251
UnitedHealth Group Inc	27,200	1,583,040
WellPoint Inc *	20,100	1,763,373

		5,815,654

Integrated Oils - 6.14%

Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	11,300	951,460
Suncor Energy Inc (Canada)	8,345	907,352
Total SA ADR (France)	32,600	2,692,760

		4,551,572

Materials & Processing - 4.03%

Air Products & Chemicals Inc	10,900	1,075,067
Avery Dennison Corp	16,200	860,868
E.I. du Pont de Nemours & Co	23,800	1,049,342

		2,985,277

Multi-Industry - 6.44%

General Electric Co	70,700	2,620,849
Textron Inc	30,200	2,153,260

		4,774,109

Producer Durables - 4.71%

Raytheon Co	17,600	1,068,320
The Boeing Co	9,800	857,108
United Technologies Corp	20,500	1,569,070

		3,494,498

Technology - 6.73%

Comverse Technology Inc *	31,600	545,100
International Business Machines Corp	10,500	1,135,050
Microsoft Corp	29,300	1,043,080
Nokia OYJ ADR (Finland)	31,900	1,224,641
Texas Instruments Inc	31,200	1,042,080

		4,989,951

Utilities - 9.30%

AT&T Inc	57,147	2,375,029
Embarq Corp	26,745	1,324,680
Sempra Energy	28,700	1,775,956
SES FDR + (Luxembourg)	10,700	281,154
Sprint Nextel Corp	86,479	1,135,469

		6,892,288

Total Common Stocks (Cost $62,603,782)		71,118,702

SHORT-TERM INVESTMENT - 4.65%

Money Market Fund - 4.65%

BlackRock Liquidity Funds Institutional TempFund	3,444,640	3,444,640

Total Short-Term Investment (Cost $3,444,640)		3,444,640

TOTAL INVESTMENTS - 100.62% (Cost $66,048,422)		74,563,342

OTHER ASSETS & LIABILITIES, NET - (0.62%)		(461,149)

NET ASSETS - 100.00%		$74,102,193

12	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

Notes to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	26.92%
Consumer Discretionary	17.54%
Utilities	9.30%
Health Care	7.85%
Technology	6.73%
Multi-Industry	6.44%
Integrated Oils	6.14%
Producer Durables	4.71%
Short-Term Investment	4.65%
Consumer Staples	4.60%
Materials & Processing	4.03%
Energy	1.71%

100.62%
Other Assets & Liabilities, Net	(0.62%)

100.00%

(b) Securities with a total aggregate market value of $281,154 or 0.38% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

13	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 12.47%

Autos & Transportation - 0.18%

GATX Financial Corp 5.125% due 04/15/10	$150,000	$147,769

Consumer Discretionary - 0.20%

Time Warner Inc 6.750% due 04/15/11	150,000	156,345

Financial Services - 10.08%

American Express Centurion Bank 5.200% due 11/26/10	375,000	380,205
American General Finance Corp 4.875% due 05/15/10	250,000	251,381
ANZ Capital Trust Inc 4.484% due 12/15/53 ~	500,000	492,218
Greater Bay Bancorp 5.125% due 04/15/10	100,000	101,980
ING Capital Funding Trust III 8.439% due 12/29/49 §	550,000	583,079
JPMorgan Chase & Co 7.000% due 11/15/09	275,000	286,739
Kreditanstalt fuer Wiederaufbau (Germany) 4.500% due 09/21/09	3,400,000	3,447,991
Mizuho JGB Investment LLC 9.870% due 06/30/08~ §	300,000	302,775
Monumental Global Funding II 3.900% due 06/15/09 ~	400,000	398,630
Morgan Stanley 5.050% due 01/21/11	250,000	250,146
PNC Funding Corp 6.500% due 05/01/08	300,000	301,351
Pricoa Global Funding I 4.200% due 01/15/10 ~	400,000	401,832
The Royal Bank of Scotland Group PLC (United Kingdom) 9.118% due 03/31/10	150,000	160,439
Wachovia Capital Trust III 5.800% due 09/15/99 §	100,000	89,418
Waddell & Reed Financial Inc 5.600% due 01/15/11	150,000	157,012
Washington Mutual Inc 8.250% due 04/01/10	200,000	191,086
Wells Fargo & Co 4.875% due 01/12/11	275,000	278,892

		8,075,174

Health Care - 0.47%

UnitedHealth Group Inc 5.125% due 11/15/10 ~	375,000	379,431

Producer Durables - 0.32%

John Deere Capital Corp 5.400% due 04/07/10	250,000	256,210

Utilities - 1.22%

Comcast Corp 5.850% due 01/15/10	250,000	256,071
Cox Communications Inc 4.625% due 01/15/10	150,000	148,907

Deutsche Telekom International Finance BV (Netherlands) 8.000% due 06/15/10	200,000	213,637
GTE Corp 7.510% due 04/01/09	250,000	257,314
Time Warner Cable Inc 5.400% due 07/02/12	100,000	100,300

		976,229

Total Corporate Bonds & Notes (Cost $9,901,560)		9,991,158

ASSET-BACKED SECURITIES - 3.29%

Capital One Multi-Asset Execution Trust 4.950% due 08/15/12 ”	1,600,000	1,618,464
Chase Issuance Trust 4.960% due 09/17/12 ”	1,000,000	1,016,922

Total Asset-Backed Securities (Cost $2,599,528)		2,635,386

U.S. GOVERNMENT AGENCY ISSUES - 43.40%

Fannie Mae
4.000% due 01/28/08 §	1,300,000	1,299,406
4.750% due 02/01/08	1,300,000	1,300,077
5.125% due 09/02/08 ‡	10,000,000	10,055,660
6.625% due 09/15/09	1,000,000	1,049,968
Federal Farm Credit Bank
3.125% due 02/01/08	1,000,000	998,812
Federal Home Loan Bank
3.500% due 06/23/10	1,900,000	1,886,930
4.650% due 08/22/08	3,000,000	3,000,102
5.125% due 12/29/08	8,000,000	8,090,672
5.125% due 09/10/10	1,000,000	1,038,988
5.250% due 01/16/09	5,000,000	5,061,960
Freddie Mac
4.480% due 09/19/08	1,000,000	1,001,567

Total U.S. Government Agency Issues (Cost $34,529,706)		34,784,142

U.S. TREASURY OBLIGATIONS - 32.93%

U.S. Treasury Notes - 32.93%

4.375% due 01/31/08	500,000	500,704
4.500% due 02/15/09	1,000,000	1,015,391
4.500% due 02/15/36	100,000	100,539
4.750% due 08/15/17	400,000	422,594
4.750% due 02/15/37	200,000	209,375
4.875% due 10/31/08	7,200,000	7,289,438
4.875% due 01/31/09	10,500,000	10,689,494
4.875% due 05/15/09	200,000	204,781
4.875% due 08/15/09	5,800,000	5,962,220

Total U.S. Treasury Obligations (Cost $25,854,543)		26,394,536

14	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 6.73%

Money Market Funds - 6.73%

BlackRock Liquidity Funds Institutional TempCash	1,788,646	$1,788,646
BlackRock Liquidity Funds Institutional TempFund	3,607,912	3,607,912

		5,396,558

Total Short-Term Investments (Cost $5,396,558)		5,396,558

TOTAL INVESTMENTS - 98.82% (Cost $78,281,895)		79,201,780

OTHER ASSETS & LIABILITIES, NET - 1.18%		945,005

NET ASSETS - 100.00%		$80,146,785

Notes to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

U.S. Government Agency Issues	43.40%
U.S. Treasury Obligations	32.93%
Corporate Bonds & Notes	12.47%
Short-Term Investments	6.73%
Asset-Backed Securities	3.29%

98.82%
Other Assets & Liabilities, Net	1.18%

100.00%

(b) Securities with an approximate aggregate market value of $110,000 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of December 31, 2007:

Long Futures Outstanding	Number of Contracts	Notional Amount	Net Unrealized Appreciation

Eurodollar (03/08)	4	$4,000,000	$5,086
Eurodollar (06/08)	4	4,000,000	9,586
Eurodollar (09/08)	4	4,000,000	12,050
Eurodollar (12/08)	2	2,000,000	7,179
Eurodollar (03/09)	2	2,000,000	7,392
Eurodollar (06/09)	2	2,000,000	7,117
U.S. Treasury 2-Year Notes (03/08)	83	16,600,000	34,720
U.S Treasury 5-Year Notes (03/08)	107	10,700,000	66,628
U.S. Treasury 10-Year Notes (03/08)	21	2,100,000	37,830

Short Futures Outstanding

U.S. Treasury 20-Year Bonds (03/08)	60	6,000,000	79,689

			$267,277

15	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.77%

Autos & Transportation - 2.44%

C.H. Robinson Worldwide Inc	16,180	$875,662
Canadian National Railway Co (Canada)	4,316	202,550
United Parcel Service Inc ‘B’	13,360	944,819

		2,023,031

Consumer Discretionary - 14.38%

Avon Products Inc	16,680	659,360
Consolidated Media Holdings Ltd + (Australia)	58,166	213,111
Crown Ltd * (Australia)	85,481	1,009,512
Electronic Arts Inc *	11,310	660,617
Esprit Holdings Ltd + (Bermuda)	49,300	725,955
Google Inc ‘A’ *	1,985	1,372,588
Lamar Advertising Co ‘A’	12,290	590,780
Liberty Global Inc ‘A’ *	6,626	259,673
Liberty Global Inc ‘C’ *	7,036	257,447
Mattel Inc	34,480	656,499
News Corp ‘A’	57,640	1,181,044
Nordstrom Inc Δ	26,205	962,510
Sharp Corp + (Japan)	43,000	767,041
Sony Corp + (Japan)	25,425	1,385,227
Staples Inc	40,097	925,038
Yahoo! Inc*	12,945	301,101

		11,927,503

Consumer Staples - 7.67%

Altria Group Inc	11,661	881,338
InBev NV + (Belgium)	28,863	2,399,410
Reckitt Benckiser Group PLC + (United Kingdom)	7,644	444,193
Tesco PLC + (United Kingdom)	52,710	501,406
The Coca-Cola Co	10,315	633,032
The Procter & Gamble Co	20,500	1,505,110

		6,364,489

Energy - 2.18%

NRG Energy Inc *	41,775	1,810,528

Financial Services - 10.39%

American Express Co	17,080	888,502
American International Group Inc	9,630	561,429
Berkshire Hathaway Inc ‘B’ *	235	1,112,960
CME Group Inc	1,470	1,008,420
Fannie Mae	7,890	315,442
Hang Lung Properties Ltd + (Hong Kong)	116,000	518,294
JPMorgan Chase & Co	33,358	1,456,077
Nomura Holdings Inc + (Japan)	33,000	552,910
Paychex Inc	11,425	413,813
Sanlam Ltd + (South Africa)	143,921	479,168
T. Rowe Price Group Inc	9,720	591,754
The Western Union Co	29,715	721,480

		8,620,249

Health Care - 16.11%

Amgen Inc *	13,160	611,150
Bayer AG + (Germany)	10,980	1,004,128
Celgene Corp *	19,840	916,806
Coventry Health Care Inc *	28,430	1,684,478
CVS Caremark Corp	59,036	2,346,681
Genentech Inc *	7,755	520,128

Genzyme Corp Δ F *	10,630	791,297
Gilead Sciences Inc *	7,995	367,850
Medtronic Inc	8,085	406,433
Merck & Co Inc	25,680	1,492,265
Roche Holding AG + (Switzerland)	9,365	1,618,888
UnitedHealth Group Inc	27,465	1,598,463

		13,358,567

Integrated Oils - 6.73%

Electromagnetic GeoServices AS * + (Norway)	1,460	13,606
Exxon Mobil Corp	24,860	2,329,134
Hess Corp	25,955	2,617,821
Occidental Petroleum Corp	8,115	624,774

		5,585,335

Materials & Processing - 6.47%

K+S AG + (Germany)	3,679	877,588
Monsanto Co	11,235	1,254,837
Precision Castparts Corp	5,285	733,030
Syngenta AG + (Switzerland)	6,213	1,576,613
Weyerhaeuser Co	12,510	922,487

		5,364,555

Multi-Industry - 2.70%

China Merchants Holdings International Co Ltd + (Hong Kong)	16,000	97,964
General Electric Co	21,220	786,626
Siemens AG + (Germany)	8,525	1,355,496

		2,240,086

Producer Durables - 6.33%

Crown Castle International Corp *	22,530	937,248
Danaher Corp	4,000	350,960
Embraer Empresa Brasileira de Aeronautica SA (Brazil) ADR	18,930	863,019
Emerson Electric Co	16,440	931,490
KLA-Tencor Corp	23,490	1,131,279
Lockheed Martin Corp	4,870	512,616
The Boeing Co	5,940	519,512

		5,246,124

Technology - 15.44%

Apple Inc *	8,290	1,642,083
Cisco Systems Inc *	34,295	928,366
Corning Inc	60,400	1,448,996
Dell Inc *	33,030	809,565
Hewlett-Packard Co	24,740	1,248,875
Keyence Corp + (Japan)	1,700	417,468
Marvell Technology Group Ltd * (Bermuda)	38,495	538,160
Microsoft Corp	81,310	2,894,636
Oracle Corp *	54,920	1,240,094
Research In Motion Ltd * (Canada)	8,750	992,250
Texas Instruments Inc	19,350	646,290

		12,806,783

16	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Shares	Value

Utilities - 2.93%

America Movil SAB de CV ‘L’ ADR (Mexico)	14,430	$885,858
NeuStar Inc ‘A’ *	16,740	480,103
The AES Corp *	49,700	1,063,083

		2,429,044

Total Common Stocks (Cost $64,930,114)		77,776,294

	Principal Amount

SHORT-TERM INVESTMENTS - 5.92%

U.S. Government Agency Issue - 5.79%

Federal Home Loan Bank 1.500% due 01/02/08	$4,800,000	4,799,800

U.S. Treasury Bills - 0.05%

4.170% due 01/24/08 F	39,000	38,933

	Shares

Money Market Funds - 0.08%

BlackRock Liquidity Funds Institutional TempCash	34,276	34,276
BlackRock Liquidity Funds Institutional TempFund	34,276	34,276

		68,552

Total Short-Term Investments (Cost $4,907,248)		4,907,285

TOTAL INVESTMENTS - 99.69% (Cost $69,837,362)		82,683,579

OTHER ASSETS & LIABILITIES, NET - 0.31%		259,053

NET ASSETS - 100.00%		$82,942,632

Notes to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Health Care	16.11%
Technology	15.44%
Consumer Discretionary	14.38%
Financial Services	10.39%
Consumer Staples	7.67%
Integrated Oils	6.73%
Materials & Processing	6.47%
Producer Durables	6.33%
Short-Term Investments	5.92%
Utilities	2.93%
Multi-Industry	2.70%
Autos & Transportation	2.44%
Energy	2.18%

99.69%
Other Assets & Liabilities, Net	0.31%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $14,948,466 or 18.02% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees.

(d) Forward foreign currency contracts outstanding as of December 31, 2007 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Sell	CHF	335,000	05/08	$8,287
Sell	EUR	120,000	05/08	1,039
Sell	GBP	165,000	05/08	6,411
Buy	KRW	6,000,000	02/08	(95)
Sell	KRW	6,000,000	02/08	65
Buy	KRW	71,000,000	05/08	(1,129)
Sell	KRW	71,000,000	05/08	1,482

				$16,060

(e) Transactions in written options for the period ended December 31, 2007 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2007	15	$2,904
Call Options Written	395	20,936
Put Options Written	217	14,682
Call Options Expired	(394)	(22,569)
Put Options Expired	(208)	(13,675)

Outstanding, December 31, 2007	25	$2,278

17	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

(f) Premiums received and value of written options outstanding as of December 31, 2007:

Description	Number of Contracts	Premium	Value

Put- CBOE Nordstrom Inc Strike @ $40.00 Exp. 01/19/08 Counterparty: Goldman Sachs	9	$1,007	$3,312
Call- CBOE Genzyme Corp Strike @ $85.00 Exp. 01/19/08 Counterparty: Goldman Sachs	9	963	90
Call- CBOE Genzyme Corp Strike @ $90.00 Exp. 01/19/08 Counterparty: Goldman Sachs	7	308	35

		$2,278	$3,437

(g) Securities with a market value of $158,038 were segregated with brokers(s)/custodian to cover written call and put options as of December 31, 2007.

18	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MID-CAP VALUE FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.22%

Autos & Transportation - 0.60%

YRC Worldwide Inc *	30,360	$518,852

Consumer Discretionary - 17.30%

Brinker International Inc	63,400	1,240,104
Cintas Corp	53,400	1,795,308
Darden Restaurants Inc	31,100	861,781
Foot Locker Inc	106,700	1,457,522
Hanesbrands Inc *	32,800	891,176
Idearc Inc	61,250	1,075,550
J.C. Penney Co Inc	29,800	1,310,902
Liz Claiborne Inc	74,610	1,518,314
Pacific Sunwear of California Inc *	61,430	866,777
R.H. Donnelley Corp *	45,238	1,650,282
Royal Caribbean Cruises Ltd (Liberia)	32,370	1,373,783
WESCO International Inc *	21,700	860,188

		14,901,687

Consumer Staples - 7.02%

Coca-Cola Enterprises Inc	58,030	1,510,521
Molson Coors Brewing Co ‘B’	28,500	1,471,170
Pilgrim’s Pride Corp	53,830	1,558,378
Smithfield Foods Inc *	52,200	1,509,624

		6,049,693

Energy - 9.44%

BJ Services Co	54,100	1,312,466
Foundation Coal Holdings Inc	19,600	1,029,000
Massey Energy Co	43,980	1,572,285
Patterson-UTI Energy Inc	57,400	1,120,448
Pride International Inc *	29,400	996,660
Sunoco Inc	14,420	1,044,585
The Williams Cos Inc	29,520	1,056,226

		8,131,670

Financial Services - 17.78%

Ameriprise Financial Inc	21,310	1,174,394
Aon Corp	18,200	867,958
CBL & Associates Properties Inc REIT	59,810	1,430,057
First Horizon National Corp	21,810	395,852
Hudson City Bancorp Inc	69,550	1,044,641
Huntington Bancshares Inc	71,300	1,052,388
Lincoln National Corp	28,924	1,683,955
Marsh & McLennan Cos Inc	44,400	1,175,268
Marshall & Ilsley Corp	30,100	797,048
Metavante Technologies Inc *	1	21
OneBeacon Insurance Group Ltd (Bermuda)	53,800	1,156,700
PartnerRe Ltd (Bermuda)	11,000	907,830
Public Storage REIT	17,400	1,277,334
RenaissanceRe Holdings Ltd (Bermuda)	22,540	1,357,810
Willis Group Holdings Ltd (Bermuda)	26,300	998,611

		15,319,867

Health Care - 7.73%

Applera Corp-Applied Biosystems Group	30,700	1,041,344
Barr Pharmaceuticals Inc *	38,250	2,031,075
Hospira Inc *	33,900	1,445,496

Omnicare Inc	52,700	1,202,087
Warner Chilcott Ltd ‘A’ (Bermuda) *	52,700	934,371

		6,654,373

Materials & Processing - 7.13%

Ball Corp	24,860	1,118,700
Bemis Co Inc	38,400	1,051,392
Louisiana-Pacific Corp	57,100	781,128
Masco Corp	85,600	1,849,816
RPM International Inc	34,900	708,470
USG Corp *	17,700	633,483

		6,142,989

Multi-Industry - 1.11%

Textron Inc	13,400	955,420

Producer Durables - 10.80%

Covanta Holding Corp *	58,750	1,625,025
Dover Corp	42,540	1,960,669
Hubbell Inc ‘B’	19,710	1,017,036
Lennar Corp ‘A’	28,500	509,865
Lexmark International Inc ‘A’ *	37,000	1,289,820
Pitney Bowes Inc	63,540	2,417,061
Pulte Homes Inc	46,000	484,840

		9,304,316

Technology - 12.25%

Analog Devices Inc	35,300	1,119,010
Arrow Electronics Inc *	30,870	1,212,574
Flextronics International Ltd (Singapore) *	240,630	2,901,998
Ingram Micro Inc ‘A’ *	119,390	2,153,795
QLogic Corp *	58,900	836,380
Sun Microsystems Inc *	63,360	1,148,717
Sybase Inc *	45,100	1,176,659

		10,549,133

Utilities - 4.06%

Citizens Communications Co	172,700	2,198,471
NeuStar Inc ‘A’ *	45,300	1,299,204

		3,497,675

Total Common Stocks (Cost $87,661,184)		82,025,675

19	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MID-CAP VALUE FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - 7.70%

Money Market Funds - 7.70%

BlackRock Liquidity Funds Institutional TempCash	2,752,874	$2,752,874
BlackRock Liquidity Funds Institutional TempFund	3,877,935	3,877,935

		6,630,809

Total Short-Term Investments (Cost $6,630,809)		6,630,809

TOTAL INVESTMENTS - 102.92% (Cost $94,291,993)		88,656,484

OTHER ASSETS & LIABILITIES, NET - (2.92%)		(2,511,479)

NET ASSETS - 100.00%		$86,145,005

Note to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	17.78%
Consumer Discretionary	17.30%
Technology	12.25%
Producer Durables	10.80%
Energy	9.44%
Health Care	7.73%
Short-Term Investments	7.70%
Materials & Processing	7.13%
Consumer Staples	7.02%
Utilities	4.06%
Multi-Industry	1.11%
Autos & Transportation	0.60%

102.92%
Other Assets & Liabilities, Net	(2.92%)

100.00%

20	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL LARGE CAP GROWTH FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.10%

Consumer Discretionary - 14.25%

Activision Inc *	19,657	$583,813
Amazon.com Inc *	12,087	1,119,740
Costco Wholesale Corp	5,664	395,120
Google Inc ‘A’ *	2,399	1,658,860
McDonald’s Corp	17,769	1,046,772
priceline.com Inc *	3,085	354,343

		5,158,648

Consumer Staples - 2.76%

The Coca-Cola Co	16,300	1,000,331

Energy - 5.85%

National Oilwell Varco Inc *	11,674	857,572
Transocean Inc (Cayman) *	5,121	733,071
XTO Energy Inc	10,248	526,325

		2,116,968

Financial Services - 18.21%

BlackRock Inc	2,890	626,552
CME Group Inc	1,325	908,950
InterContinentalExchange Inc *	4,103	789,828
Lehman Brothers Holdings Inc	9,163	599,627
MasterCard Inc ‘A’	5,141	1,106,343
Nymex Holdings Inc	5,609	749,418
T. Rowe Price Group Inc	9,430	574,098
The Charles Schwab Corp	18,363	469,175
The Goldman Sachs Group Inc	3,574	768,589

		6,592,580

Health Care - 12.00%

CVS Caremark Corp	13,027	517,823
Gilead Sciences Inc *	15,883	730,777
Hologic Inc *	6,744	462,908
Intuitive Surgical Inc *	1,264	410,168
Merck & Co Inc	20,080	1,166,849
Stryker Corp	5,006	374,048
Thermo Fisher Scientific Inc *	11,815	681,489

		4,344,062

Materials & Processing - 8.37%

Monsanto Co	11,900	1,329,111
Precision Castparts Corp	7,885	1,093,650
The Mosaic Co *	6,448	608,304

		3,031,065

Multi-Industry - 4.60%

Foster Wheeler Ltd * (Bermuda)	5,467	847,495
Textron Inc	11,451	816,456

		1,663,951

Producer Durables - 6.44%

AGCO Corp *	6,602	448,804
Deere & Co	10,487	976,550

Flowserve Corp	3,796	365,175
Goodrich Corp	7,653	540,378

		2,330,907

Technology - 26.62%

Apple Inc *	9,049	1,792,426
Cisco Systems Inc *	30,115	815,213
EMC Corp *	25,685	475,943
First Solar Inc *	3,430	916,290
Garmin Ltd (Cayman)	4,105	398,185
Hewlett-Packard Co	13,756	694,403
Intel Corp	36,024	960,400
MEMC Electronic Materials Inc *	8,850	783,137
Microsoft Corp	41,823	1,488,899
NVIDIA Corp *	17,710	602,494
SunPower Corp ‘A’ *	3,456	450,628
VMware Inc ‘A’ *	3,052	259,389

		9,637,407

Total Common Stocks (Cost $28,259,388)		35,875,919

TOTAL INVESTMENTS - 99.10% (Cost $28,259,388)		35,875,919

OTHER ASSETS & LIABILITIES, NET - 0.90%		326,478

NET ASSETS - 100.00%		$36,202,397

Note to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Technology	26.62%
Financial Services	18.21%
Consumer Discretionary	14.25%
Health Care	12.00%
Materials & Processing	8.37%
Producer Durables	6.44%
Energy	5.85%
Multi-Industry	4.60%
Consumer Staples	2.76%

99.10%
Other Assets & Liabilities, Net	0.90%

100.00%

21	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE CAP-FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 97.28%

Australia - 0.40%

QBE Insurance Group Ltd +	13,191	$382,971

Austria - 1.69%

Erste Bank der Oesterreichischen Sparkassen AG +	23,150	1,634,579

Bermuda - 0.61%

Li & Fung Ltd +	149,200	594,819

Canada - 0.84%

Canadian National Railway Co	17,340	813,766

Czech Republic - 0.59%

Komercni Banka AS +	2,385	567,194

France - 20.04%

Air Liquide SA +	12,029	1,789,606
AXA SA +	49,810	1,985,874
Credit Agricole SA +	29,973	1,011,179
Gaz de France SA +	18,480	1,080,659
Legrand SA +	35,110	1,198,411
LVMH Moet Hennessy Louis Vuitton SA +	25,930	3,133,623
Pernod-Ricard SA +	7,384	1,704,094
Schneider Electric SA +	20,352	2,756,555
Societe Television Francaise 1 SA +	17,957	478,768
Suez SA +	16,790	1,142,829
Total SA +	28,870	2,390,449
Vivendi +	16,200	743,792

		19,415,839

Germany - 10.21%

Bayer AG +	32,430	2,965,744
Bayerische Motoren Werke AG +	17,860	1,108,119
E.ON AG +	10,550	2,242,858
Linde AG +	16,820	2,228,690
Merck KGaA +	10,420	1,347,594

		9,893,005

India - 0.69%

Satyam Computer Services Ltd ADR	24,860	664,259

Indonesia - 0.15%

P.T. Bank Central Asia Tbk +	194,000	148,660

Italy - 1.52%

Assicurazioni Generali SPA +	11,978	542,197
Intesa Sanpaulo SPA +	118,832	935,158

		1,477,355

Japan - 17.90%

Aeon Credit Service Co Ltd +	32,800	483,110
Asahi Glass Co Ltd +	77,000	1,018,355
Bridgestone Corp +	36,000	635,581
Canon Inc +	53,050	2,427,917
FANUC Ltd +	8,600	833,754
Hirose Electric Co Ltd +	5,500	631,181

Inpex Holdings Inc +	132	1,432,539
Kao Corp +	105,000	3,156,609
Nintendo Co Ltd +	800	469,722
Nomura Holdings Inc +	80,000	1,340,389
OMRON Corp +	22,800	536,790
Ricoh Co Ltd +	59,000	1,077,124
Shin-Etsu Chemical Co Ltd +	8,700	541,063
The Shizuoka Bank Ltd +	44,000	482,611
Tokyo Gas Co Ltd +	125,640	586,906
Toyota Motor Corp +	28,700	1,528,525
Yamato Holdings Co Ltd +	11,000	158,117

		17,340,293

Mexico - 0.22%

Grupo Modelo SAB de CV ‘C’	44,300	209,033

Netherlands - 3.77%

Heineken NV +	28,450	1,837,380
TNT NV +	43,750	1,815,180

		3,652,560

Singapore - 1.46%

Singapore Telecommunications Ltd +	512,380	1,409,696

South Africa - 0.34%

MTN Group Ltd +	17,610	329,829

South Korea - 1.36%

Samsung Electronics Co Ltd +	2,243	1,320,001

Spain - 0.49%

Banco Bilbao Vizcaya Argentaria SA +	19,400	472,277

Switzerland - 15.41%

Actelion Ltd * +	8,702	397,516
Givaudan SA +	1,720	1,659,975
Julius Baer Holding AG +	15,638	1,283,179
Nestle SA +	9,773	4,487,667
Roche Holding AG +	19,470	3,365,697
Swiss Reinsurance Co +	21,485	1,519,942
UBS AG (XVTX) +	48,089	2,217,273

		14,931,249

Taiwan - 0.72%

Taiwan Semiconductor Manufacturing Co Ltd ADR	69,580	693,017

United Kingdom - 17.44%

BG Group PLC +	15,950	365,950
BHP Billiton PLC +	22,310	680,307
Diageo PLC +	95,330	2,046,282
GlaxoSmithKline PLC +	96,260	2,444,674
HSBC Holdings PLC (LI) +	40,230	677,655
Ladbrokes PLC +	118,187	754,399
Reckitt Benckiser Group PLC +	49,294	2,864,478
Royal Dutch Shell PLC ‘A’ (LI) +	44,050	1,859,569
Smiths Group PLC +	67,881	1,361,875
Tesco PLC +	81,257	772,961
William Hill PLC +	118,080	1,233,704
WPP Group PLC +	143,330	1,836,217

		16,898,071

22	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Shares	Value

United States - 1.43%

Synthes Inc +	11,120	$1,382,592

Total Common Stocks (Cost $77,915,374)		94,231,065

Principal Amount

SHORT-TERM INVESTMENTS - 2.80%

Commercial Paper - 2.80%

The Goldman Sachs Group Inc 4.000% due 01/02/08	$2,713,000	2,712,699

	Shares

Money Market Fund - 0.00%

BlackRock Liquidity Funds Institutional TempCash	2,445	2,445

Total Short-Term Investments (Cost $2,715,144)		2,715,144

TOTAL INVESTMENTS - 100.08% (Cost $80,630,518)		96,946,209

OTHER ASSETS & LIABILITIES, NET - (0.08%)		(80,331)

NET ASSETS - 100.00%		$96,865,878

Notes to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	16.19%
Consumer Staples	14.37%
Consumer Discretionary	12.80%
Health Care	12.29%
Materials & Processing	8.18%
Technology	7.59%
Utilities	7.01%
Autos & Transportation	6.26%
Integrated Oils	6.24%
Producer Durables	4.94%
Short-Term Investments	2.80%
Multi-Industry	1.41%

100.08%
Other Assets & Liabilities, Net	(0.08%)

100.00%

(b) As of December 31, 2007, the Fund was diversified by geographical region as a percentage of net assets as follows:

France	20.04%
Japan	17.90%
United Kingdom	17.44%
Switzerland	15.41%
Germany	10.21%
United States	4.23%
Netherlands	3.77%
Austria	1.69%
Italy	1.52%
Singapore	1.46%
South Korea	1.36%
Canada	0.84%
Taiwan	0.72%
India	0.69%
Bermuda	0.61%
Czech Republic	0.59%
Spain	0.49%
Australia	0.40%
South Africa	0.34%
Mexico	0.22%
Indonesia	0.15%

100.08%
Other Assets & Liabilities, Net	(0.08)%

100.00%

(c) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(d) Securities with a total aggregate market value of $91,850,991 or 94.82% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees.

23	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.01%

Autos & Transportation - 8.46%

Arkansas Best Corp	7,000	$153,580
ArvinMeritor Inc	12,500	146,625
DryShips Inc	300	23,220
Excel Maritime Carriers Ltd (Liberia)	1,100	44,209
Genco Shipping & Trading Ltd	3,400	186,184
General Maritime Corp	5,800	141,810
Quintana Maritime Ltd	1,000	22,980
SkyWest Inc	6,600	177,210
Thor Industries Inc	5,300	201,453
Tidewater Inc	3,900	213,954
Tsakos Energy Navigation Ltd (Bermuda)	5,000	185,150
Werner Enterprises Inc	10,800	183,924

		1,680,299

Consumer Discretionary - 6.13%

Asbury Automotive Group Inc	10,200	153,510
Belo Corp ‘A’	9,700	169,168
Brown Shoe Co Inc	1,300	19,721
CKE Restaurants Inc	11,500	151,800
Dover Downs Gaming & Entertainment Inc	2,400	27,000
Ethan Allen Interiors Inc	6,400	182,400
Kellwood Co	4,700	78,208
Kelly Services Inc ‘A’	8,354	155,886
Suburban Propane Partners LP	700	28,406
The Cato Corp ‘A’	6,400	100,224
World Fuel Services Corp	5,200	150,956

		1,217,279

Consumer Staples - 4.92%

Pilgrim’s Pride Corp	7,500	217,125
Sensient Technologies Corp	5,800	164,024
The J.M. Smucker Co	4,100	210,904
Universal Corp	4,300	220,246
Weis Markets Inc	4,100	163,754

		976,053

Energy - 8.70%

Berry Petroleum Co ‘A’	6,100	271,145
Cabot Oil & Gas Corp	5,600	226,072
Cimarex Energy Co	5,500	233,915
Holly Corp	4,100	208,649
Lufkin Industries Inc	2,800	160,412
Penn Virginia Corp	4,000	174,520
St. Mary Land & Exploration Co	6,600	254,826
TC Pipelines LP	600	21,720
Western Refining Inc	7,300	176,733

		1,727,992

Financial Services - 21.65%

Advance America Cash Advance Centers Inc	13,800	140,208
AMCORE Financial Inc	3,600	81,720
American Equity Investment Life Holding Co	14,900	123,521
American Financial Group Inc	7,000	202,160
Asta Funding Inc	700	18,508
BancorpSouth Inc	7,000	165,270
Bank of Hawaii Corp	4,100	209,674
CBL & Associates Properties Inc REIT	5,800	138,678
Cullen/Frost Bankers Inc	4,200	212,772
Delphi Financial Group Inc ‘A’	5,100	179,928

Equity One Inc REIT	7,700	177,331
First Industrial Realty Trust Inc REIT	5,500	190,300
Frontier Financial Corp	2,900	53,853
Fulton Financial Corp	13,300	149,226
Healthcare Realty Trust Inc REIT	6,400	162,496
Hilb Rogal & Hobbs Co	3,200	129,824
HRPT Properties Trust REIT	21,000	162,330
Infinity Property & Casualty Corp	4,800	173,424
Jefferies Group Inc	8,000	184,400
Nationwide Health Properties Inc REIT	6,400	200,960
Old National Bancorp	10,400	155,584
Potlatch Corp REIT	4,400	195,536
Provident Bankshares Corp	6,300	134,757
RLI Corp	3,000	170,370
Susquehanna Bancshares Inc	8,400	154,896
Washington Federal Inc	7,700	162,547
Whitney Holding Corp	6,200	162,130
Zenith National Insurance Corp	2,400	107,352

		4,299,755

Health Care - 2.95%

Invacare Corp	6,600	166,320
Owens & Minor Inc	4,700	199,421
West Pharmaceutical Services Inc	5,400	219,186

		584,927

Integrated Oils - 0.65%

Buckeye Partners LP	900	44,469
Magellan Midstream Partners LP	1,100	47,696
NuStar Energy LP	700	37,310

		129,475

Materials & Processing - 21.69%

Acuity Brands Inc	4,300	193,500
Agnico-Eagle Mines Ltd (Canada)	4,500	245,835
Albany International Corp ‘A’	4,700	174,370
Barnes Group Inc	7,100	237,069
Bemis Co Inc	7,300	199,874
Cleveland-Cliffs Inc	2,700	272,160
Commercial Metals Co	7,900	231,865
Corn Products International Inc	5,800	213,150
Ennis Inc	8,000	144,000
Harsco Corp	3,300	211,431
IAMGOLD Corp (Canada)	26,200	212,220
Lennox International Inc	5,400	223,668
Methanex Corp (Canada)	7,100	195,960
Mueller Industries Inc	5,500	159,445
Quanex Corp	4,400	228,360
Royal Gold Inc	8,400	256,368
RPM International Inc	10,000	203,000
Simpson Manufacturing Co Inc	5,700	151,563
The Lubrizol Corp	3,600	194,976
Universal Forest Products Inc	2,500	73,650
WD-40 Co	3,100	117,707
Westlake Chemical Corp	7,400	140,526
Zep Inc *	2,000	27,740

		4,308,437

Multi-Industry - 0.88%

Lancaster Colony Corp	4,400	174,680

Producer Durables - 6.18%

Applied Industrial Technologies Inc	6,200	179,924
Briggs & Stratton Corp	1,000	22,660

24	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Shares	Value

Crane Co	4,700	$201,630
Kennametal Inc	6,100	230,946
Lincoln Electric Holdings Inc	2,900	206,422
Regal-Beloit Corp	4,500	202,275
Technitrol Inc	6,400	182,912

		1,226,769

Technology - 1.81%

DRS Technologies Inc	4,500	244,215
Himax Technologies Inc ADR (Cayman)	5,100	21,777
Nam Tai Electronics Inc (United Kingdom)	2,300	25,921
Park Electrochemical Corp	2,400	67,776

		359,689

Utilities - 10.99%

Atmos Energy Corp	6,600	185,064
Cleco Corp	7,400	205,720
Energen Corp	3,300	211,959
National Fuel Gas Co	4,200	196,056
OGE Energy Corp	5,800	210,482
Southwest Gas Corp	6,100	181,597
UGI Corp	8,200	223,450
USA Mobility Inc *	10,900	155,870
Vectren Corp	6,600	191,466
Westar Energy Inc	8,300	215,302
WGL Holdings Inc	6,300	206,388

		2,183,354

Total Common Stocks (Cost $19,966,549)		18,868,709

SHORT-TERM INVESTMENTS - 8.70%

Money Market Funds - 8.70%

BlackRock Liquidity Funds Institutional TempCash	864,145	864,145
BlackRock Liquidity Funds Institutional TempFund	864,146	864,146

Total Short-Term Investments (Cost $1,728,291)		1,728,291

TOTAL INVESTMENTS - 103.71% (Cost $21,694,840)		20,597,000

OTHER ASSETS & LIABILITIES, NET - (3.71%)		(737,437)

NET ASSETS - 100.00%		$19,859,563

Note to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Materials & Processing	21.69%
Financial Services	21.65%
Utilities	10.99%
Energy	8.70%
Short-Term Investments	8.70%
Autos & Transportation	8.46%
Producer Durables	6.18%
Consumer Discretionary	6.13%
Consumer Staples	4.92%
Health Care	2.95%
Technology	1.81%
Multi-Industry	0.88%
Integrated Oils	0.65%

103.71%
Other Assets & Liabilities, Net	(3.71%)

100.00%

25	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.35%

Autos & Transportation - 0.16%

AMR Corp *	2,700	$37,881
Continental Airlines Inc ‘B’ *	1,700	37,825
Lear Corp *	1,100	30,426
Northwest Airlines Corp *	900	13,059
The Goodyear Tire & Rubber Co *	1,300	36,686
UAL Corp *	800	28,528

		184,405

Consumer Discretionary - 10.21%

Accenture Ltd ‘A’ (Bermuda)	16,950	610,708
Activision Inc *	1,800	53,460
Amazon.com Inc *	7,300	676,272
Apollo Group Inc ‘A’ *	1,800	126,270
AutoNation Inc *	2,500	39,150
AutoZone Inc *	400	47,964
Best Buy Co Inc	1,200	63,180
Big Lots Inc *	1,300	20,787
Career Education Corp *	500	12,570
CBS Corp ‘B’	8,500	231,625
Chipotle Mexican Grill Inc ‘B’ *	355	43,683
ChoicePoint Inc *	1,100	40,062
Clear Channel Communications Inc	18,430	636,204
Costco Wholesale Corp	3,270	228,115
Dollar Tree Stores Inc *	1,500	38,880
eBay Inc *	20,800	690,352
EchoStar Communications Corp ‘A’ *	4,820	181,810
Family Dollar Stores Inc	2,100	40,383
Fossil Inc *	700	29,386
Google Inc ‘A’ *	2,410	1,666,467
Hewitt Associates Inc ‘A’ *	800	30,632
IAC/InterActiveCorp *	900	24,228
ITT Educational Services Inc *	500	42,635
Liberty Global Inc ‘A’ *	5,200	203,788
Liberty Media Corp - Capital ‘A’ *	400	46,596
Liz Claiborne Inc	600	12,210
Macy’s Inc	17,160	443,929
News Corp ‘A’	11,100	227,439
Polo Ralph Lauren Corp	600	37,074
RadioShack Corp	2,200	37,092
Robert Half International Inc	1,200	32,448
Sears Holdings Corp *	4,450	454,123
Tempur-Pedic International Inc	1,200	31,164
The Black & Decker Corp	600	41,790
The Corporate Executive Board Co	500	30,050
The Gap Inc	12,900	274,512
The Home Depot Inc	11,900	320,586
The Men’s Wearhouse Inc	400	10,792
The Stanley Works	900	43,632
The Toro Co	300	16,332
The Walt Disney Co	38,800	1,252,464
Time Warner Inc	113,400	1,872,234
ValueClick Inc *	500	10,950
VeriSign Inc *	1,200	45,132
Viacom Inc ‘B’ *	15,800	693,936
Wal-Mart Stores Inc	3,100	147,343
Wendy’s International Inc	500	12,920
Yum! Brands Inc	600	22,962

		11,896,321

Consumer Staples - 3.34%

Altria Group Inc	12,780	965,912
Herbalife Ltd (Cayman)	500	20,140
PepsiCo Inc	5,870	445,533
Reynolds American Inc	300	19,788
The Coca-Cola Co	10,700	656,659
The Kroger Co	9,210	245,999
The Procter & Gamble Co	20,990	1,541,086

		3,895,117

Energy - 2.32%

Dresser-Rand Group Inc *	900	35,145
Global Industries Ltd *	1,700	36,414
National Oilwell Varco Inc *	2,200	161,612
Schlumberger Ltd (Netherlands)	13,100	1,288,647
Tesoro Corp	1,100	52,470
Transocean Inc (Cayman) *	2,200	314,930
Valero Energy Corp	11,540	808,146

		2,697,364

Financial Services - 24.18%

ACE Ltd (Cayman)	860	53,131
Ambac Financial Group Inc	1,500	38,655
American Express Co	4,600	239,292
American International Group Inc	48,700	2,839,210
Ameriprise Financial Inc	4,490	247,444
Aon Corp	10,430	497,407
Assurant Inc	600	40,140
Automatic Data Processing Inc	14,490	645,240
Bank of America Corp	70,784	2,920,548
Berkshire Hathaway Inc ‘B’ *	80	378,880
Capital One Financial Corp	1,700	80,342
CIT Group Inc	1,800	43,254
Citigroup Inc	94,550	2,783,552
CNA Financial Corp	1,100	37,092
Discover Financial Services	1,250	18,850
DST Systems Inc *	600	49,530
Fannie Mae	19,060	762,019
General Growth Properties Inc REIT	1,400	57,652
Genworth Financial Inc ‘A’	10,200	259,590
HCC Insurance Holdings Inc	100	2,868
Janus Capital Group Inc	1,700	55,845
JPMorgan Chase & Co	72,390	3,159,823
Lehman Brothers Holdings Inc	5,600	366,464
Lincoln National Corp	1,930	112,365
Loews Corp	3,700	186,258
MBIA Inc	2,000	37,260
Merrill Lynch & Co Inc	25,840	1,387,091
MetLife Inc	5,200	320,424
Morgan Stanley	40,300	2,140,333
Safeco Corp	300	16,704
The Allstate Corp	9,240	482,605
The Charles Schwab Corp	3,800	97,090
The Chubb Corp	13,260	723,731
The First American Corp	1,200	40,944
The Goldman Sachs Group Inc	11,380	2,447,269
The Progressive Corp	4,300	82,388
The Travelers Cos Inc	14,330	770,954
The Western Union Co	2,900	70,412
U.S. Bancorp	17,280	548,467
Wachovia Corp	47,645	1,811,939
Washington Mutual Inc	16,110	219,257
Wells Fargo & Co	36,310	1,096,199

		28,168,518

26	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Shares	Value

Health Care - 10.14%

Abbott Laboratories	1,000	$56,150
Aetna Inc	13,780	795,519
AmerisourceBergen Corp	900	40,383
Amgen Inc *	10,830	502,945
Baxter International Inc	4,660	270,513
Biogen Idec Inc *	9,120	519,110
Coventry Health Care Inc *	700	41,475
CVS Caremark Corp	400	15,900
Endo Pharmaceuticals Holdings Inc *	1,100	29,337
Express Scripts Inc *	9,390	685,470
Forest Laboratories Inc *	7,400	269,730
Genentech Inc *	4,200	281,694
Health Net Inc *	1,000	48,300
Humana Inc *	1,900	143,089
Intuitive Surgical Inc *	200	64,900
Invitrogen Corp *	600	56,046
Johnson & Johnson	30,100	2,007,670
Kinetic Concepts Inc *	800	42,848
King Pharmaceuticals Inc *	3,900	39,936
Lincare Holdings Inc *	800	28,128
McKesson Corp	7,940	520,149
Medco Health Solutions Inc *	7,600	770,640
Medtronic Inc	7,100	356,917
Merck & Co Inc	8,500	493,935
Omnicare Inc	1,500	34,215
OSI Pharmaceuticals Inc *	700	33,957
Pfizer Inc	39,750	903,518
Sepracor Inc *	1,500	39,375
UnitedHealth Group Inc	15,970	929,454
WellPoint Inc *	14,605	1,281,297
Wyeth	11,450	505,976

		11,808,576

Integrated Oils - 8.31%

Chevron Corp	23,300	2,174,589
ConocoPhillips	17,645	1,558,054
Exxon Mobil Corp	56,620	5,304,728
Occidental Petroleum Corp	8,280	637,477

		9,674,848

Materials & Processing - 2.89%

Acuity Brands Inc	200	9,000
AK Steel Holding Corp *	800	36,992
Carpenter Technology Corp	500	37,585
Celanese Corp ‘A’	900	38,088
Fluor Corp	400	58,288
Freeport-McMoRan Copper & Gold Inc	2,400	245,856
International Paper Co	4,050	131,139
Monsanto Co	3,900	435,591
Nucor Corp	10,040	594,569
Owens-Illinois Inc *	1,300	64,350
Packaging Corp of America	1,400	39,480
Reliance Steel & Aluminum Co	600	32,520
Southern Copper Corp	4,200	441,546
Terra Industries Inc *	900	42,984
The Dow Chemical Co	7,000	275,940
The Mosaic Co *	6,900	650,946
The Scotts Miracle-Gro Co ‘A’	900	33,678
United States Steel Corp	1,300	157,183
USG Corp *	1,000	35,790
Zep Inc *	100	1,387

		3,362,912

Multi-Industry - 5.23%

3M Co	6,940	585,181
Eaton Corp	1,660	160,937
General Electric Co	113,510	4,207,815
Honeywell International Inc	7,430	457,465
Johnson Controls Inc	1,800	64,872
SPX Corp	500	51,425
Teleflex Inc	200	12,602
Tyco International Ltd (Bermuda)	13,895	550,937

		6,091,234

Producer Durables - 5.04%

Agilent Technologies Inc *	16,220	595,923
American Tower Corp ‘A’ *	1,600	68,160
Applied Materials Inc	32,670	580,219
CommScope Inc *	1,000	49,210
Cummins Inc	1,700	216,529
Deere & Co	3,300	307,296
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	4,000	185,880
Lam Research Corp *	800	34,584
Lennar Corp ‘A’	2,300	41,147
Lexmark International Inc ‘A’ *	1,200	41,832
Lockheed Martin Corp	1,520	159,995
Northrop Grumman Corp	6,860	539,471
Novellus Systems Inc *	1,700	46,869
NVR Inc *	100	52,400
Parker-Hannifin Corp	6,700	504,577
Pulte Homes Inc	3,800	40,052
Raytheon Co	11,220	681,054
The Boeing Co	8,870	775,770
Thomas & Betts Corp *	800	39,232
Toll Brothers Inc *	1,900	38,114
United Technologies Corp	6,200	474,548
Varian Semiconductor Equipment
Associates Inc *	1,100	40,700
Xerox Corp	22,190	359,256

		5,872,818

Technology - 23.71%

Adobe Systems Inc *	6,890	294,410
Affiliated Computer Services Inc ‘A’ *	400	18,040
Analog Devices Inc	4,100	129,970
ANSYS Inc *	800	33,168
Apple Inc *	9,360	1,854,029
Arrow Electronics Inc *	1,200	47,136
Autodesk Inc *	1,300	64,688
Avnet Inc *	1,300	45,461
BEA Systems Inc *	3,700	58,386
BMC Software Inc *	1,700	60,588
CA Inc	8,600	214,570
Cadence Design Systems Inc *	2,700	45,927
Check Point Software Technologies Ltd (Israel) *	1,100	24,156
Cisco Systems Inc *	88,410	2,393,259
Citrix Systems Inc *	1,000	38,010
Cognos Inc (Canada) *	400	23,028
Computer Sciences Corp *	1,100	54,417
Compuware Corp *	4,500	39,960
Dell Inc *	54,210	1,328,687
Electronic Data Systems Corp	20,230	419,368
EMC Corp *	38,740	717,852
F5 Networks Inc *	100	2,852
Foundry Networks Inc *	2,300	40,296
Hewlett-Packard Co	60,870	3,072,717
Integrated Device Technology Inc *	1,400	15,834
Intel Corp	62,800	1,674,248

27	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Shares	Value

International Business Machines Corp	23,570	$2,547,917
Intersil Corp ‘A’	1,500	36,720
Intuit Inc *	2,000	63,220
Juniper Networks Inc *	19,270	639,764
L-3 Communications Holdings Inc	4,700	497,918
Linear Technology Corp	1,600	50,928
McAfee Inc *	1,300	48,750
MEMC Electronic Materials Inc *	800	70,792
MICROS Systems Inc *	400	28,064
Microsoft Corp	118,920	4,233,552
Motorola Inc	40,220	645,129
National Semiconductor Corp	2,100	47,544
NCR Corp *	1,800	45,180
Network Appliance Inc *	2,200	54,912
Novell Inc *	5,800	39,846
NVIDIA Corp *	18,200	619,164
ON Semiconductor Corp *	4,500	39,960
Oracle Corp *	39,870	900,264
QUALCOMM Inc	55,220	2,172,907
Red Hat Inc *	2,200	45,848
Rockwell Automation Inc	700	48,272
SAIC Inc *	1,000	20,120
Seagate Technology LLC (Cayman)	17,000	433,500
Sun Microsystems Inc *	5,000	90,650
Symantec Corp *	31,300	505,182
Synopsys Inc *	1,600	41,488
Tellabs Inc *	3,000	19,620
Teradata Corp *	1,100	30,151
Texas Instruments Inc	24,740	826,316
Xilinx Inc	2,200	48,114
Zebra Technologies Corp ‘A’ *	300	10,410

		27,613,259

Utilities - 3.82%

AT&T Inc	64,593	2,684,485
CenturyTel Inc	1,100	45,606
Comcast Corp ‘A’ *	20,100	367,026
Duke Energy Corp	4,000	80,680
Embarq Corp	1,000	49,530
NeuStar Inc ‘A’ *	500	14,340
Qwest Communication International Inc *	69,670	488,387
Sprint Nextel Corp	14,140	185,658
Telephone & Data Systems Inc	600	37,560
Verizon Communications Inc	11,460	500,687

		4,453,959

Total Common Stocks (Cost $110,819,823)		115,719,331

TOTAL INVESTMENTS - 99.35% (Cost $110,819,823)		115,719,331

OTHER ASSETS & LIABILITIES, NET - 0.65%		757,348

NET ASSETS - 100.00%		$116,476,679

Note to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	24.18%
Technology	23.71%
Consumer Discretionary	10.21%
Health Care	10.14%
Integrated Oils	8.31%
Multi-Industry	5.23%
Producer Durables	5.04%
Utilities	3.82%
Consumer Staples	3.34%
Materials & Processing	2.89%
Energy	2.32%
Autos & Transportation	0.16%

99.35%
Other Assets & Liabilities, Net	0.65%

100.00%

28	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 6.75%

Brazil - 6.52%

All America Latina Logistica SA	70,000	$906,067
Banco Bradesco SA	25,794	825,263
Cia Vale do Rio Doce ADR	24,700	691,106
Lojas Americanas SA	66,440	580,417
Net Servicos de Comunicacao SA *	23,700	288,927
Sadia SA	40,000	227,416
Tele Norte Leste Participacoes SA	4,000	76,742

		3,595,938

South Korea - 0.23%

Hyundai Motor Co * +	1,590	59,104
S-Oil Corp +	955	67,697

		126,801

Total Preferred Stocks (Cost $1,987,372)		3,722,739

COMMON STOCKS - 89.37%

Bermuda - 0.46%

Bunge Ltd	1,600	186,256
Varitronix International Ltd +	96,000	70,147

		256,403

Brazil - 11.16%

B2W Compania Global do Varejo	3,000	119,663
Banco Bradesco SA ADR	11,000	352,000
Camargo Correa Desenvolvimento Imobiliario SA	12,000	77,528
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	4,800	177,408
Cia de Bebidas das Americas ADR	800	54,400
Cia Vale do Rio Doce ADR	15,300	499,851
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~	1,500	407,865
Diagnosticos da America SA	8,800	182,427
Embraer-Empresa Brasileira de Aeronautica SA ADR	19,700	898,123
Natura Cosmeticos SA	44,400	424,045
Petroleo Brasileiro SA ADR	22,700	2,615,948
Tele Norte Leste Participacoes SA	10,600	348,669

		6,157,927

Canada - 0.30%

Yamana Gold Inc	12,800	165,632

Cayman - 0.86%

SINA Corp *	9,300	412,083
Tencent Holdings Ltd +	8,000	59,751

		471,834

China - 1.96%

China Shenhua Energy Co Ltd ‘H’ +	112,500	662,712
PetroChina Co Ltd ‘H’ +	168,000	295,906
Travelsky Technology Ltd ‘H’ +	117,000	123,416

		1,082,034

Egypt - 4.59%

Commercial International Bank GDR +	3,750	62,406
Commercial International Bank SP GDR + ~	11,800	196,308
Commercial International Bank SP GDR +	14,400	239,638
Eastern Tobacco Co SAE	3,267	266,821
Medinet Nasr Housing & Development +	26,510	324,591
Orascom Telecom Holding SAE +	87,667	1,445,104

		2,534,868

France - 0.75%

Technip SA +	5,200	413,615

Hong Kong - 4.37%

China Mobile Ltd ADR	11,700	1,016,379
China Unicom Ltd +	208,000	471,823
Hutchison Whampoa Ltd +	55,000	619,591
Television Broadcasts Ltd +	51,000	304,843

		2,412,636

India - 16.57%

Amtek Auto Ltd +	18,500	198,271
Bajaj Auto Ltd +	4,800	317,149
Bharat Electronics Ltd +	5,600	297,013
Bharat Heavy Electricals Ltd +	3,970	258,369
Divi’s Laboratories Ltd +	11,891	559,827
GAIL India Ltd +	13,550	184,512
HCL Technologies Ltd +	28,390	234,383
HDFC Bank Ltd ADR	700	91,315
Hindustan Unilever Ltd +	53,500	288,141
Housing Development Finance Corp +	19,200	1,386,526
ICICI Bank Ltd ADR	12,900	793,350
Infosys Technologies Ltd +	49,000	2,185,555
ITC Ltd +	38,200	201,277
Larsen & Toubro Ltd +	6,500	680,429
Mahindra & Mahindra Ltd +	13,569	293,278
Reliance Industries Ltd +	3,900	283,749
Rico Auto Industries Ltd +	2,200	2,956
Siemens India Ltd +	4,300	203,956
Tata Consultancy Services Ltd +	25,118	680,871

		9,140,927

Indonesia - 4.41%

P.T. Aneka Tambang Tbk +	932,000	434,591
P.T. Astra International Tbk +	134,000	384,185
P.T. Gudang Garam Tbk +	203,500	181,708
P.T. Indosat Tbk +	577,000	526,347
P.T. Telekomunikasi Indonesia Tbk +	857,500	907,784

		2,434,615

Israel - 0.25%

Bank Hapoalim BM +	27,933	139,240

Lebanon - 0.30%

Solidere GDR ~	7,200	165,816

Luxembourg - 0.37%

Tenaris SA ADR	4,600	205,758

29	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Shares	Value

Mexico - 6.81%

America Movil SAB de CV ‘L’ ADR	13,100	$804,209
Corporacion GEO SAB de CV ‘B’ *	60,600	173,844
Corporacion Interamericana de Entretenimiento SAB de CV ‘B’ *	31,800	88,865
Fomento Economico Mexicano SAB de CV ADR	9,150	349,255
Fomento Economico Mexicano SAB de CV	140,400	536,423
Grupo Financiero Banorte SAB de CV ‘O’	170,700	705,053
Grupo Financiero Inbursa SAB de CV ‘O’	66,800	173,575
Grupo Televisa SAB ADR	22,700	539,579
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	143,000	185,787
SARE Holding SAB de CV ‘B’ *	154,518	200,752

		3,757,342

Norway - 0.37%

Det Norske Oljeselskap ASA * +	112,568	206,680

Panama - 0.36%

Banco Latinoamericano de Exportaciones SA ‘E’	12,200	198,982

Philippines - 1.35%

Jollibee Foods Corp +	134,600	168,086
SM Prime Holdings Inc +	2,371,659	577,092

		745,178

Portugal - 0.30%

Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA +	20,700	164,459

Russia - 5.15%

LUKOIL ADR	8,100	697,005
NovaTek OAO GDR ~	1,900	139,650
OAO Gazprom ADR +	24,000	1,356,165
Polymetal GDR * ~	28,100	191,080
TMK OAO GDR ~	10,500	455,700

		2,839,600

South Africa - 6.54%

Anglo Platinum Ltd +	5,200	767,076
AngloGold Ashanti Ltd ADR	7,900	338,199
Aspen Pharmacare Holdings Ltd * +	14,372	80,080
Discovery Holdings Ltd + ¤	—	1
FirstRand Ltd +	36,400	104,994
Impala Platinum Holdings Ltd +	10,600	368,322
Liberty Group Ltd +	9,900	130,063
Massmart Holdings Ltd +	22,800	239,178
MTN Group Ltd +	9,100	170,440
Murray & Roberts Holdings Ltd +	23,260	345,170
Standard Bank Group Ltd +	52,700	772,186
Steinhoff International Holdings Ltd +	51,500	145,895
Tiger Brands Ltd +	5,971	146,526

		3,608,130

South Korea - 5.57%

Amorepacific Corp * +	284	214,195
FINETEC Corp * +	7,425	100,619
GS Engineering & Construction Corp * +	1,438	236,464
Humax Co Ltd * +	3,504	54,130
Hyundai Development Co * +	2,460	237,811
Hyundai Engineering & Construction Co Ltd * +	4,738	440,473

Hyundai Motor Co * +	3,731	282,773
Jeonbuk Bank * +	13,926	132,678
Kia Motors Corp * +	7,230	77,223
Kookmin Bank ADR *	2,800	205,296
Korea Exchange Bank * +	6,640	103,012
Pusan Bank * +	8,400	139,905
S-Oil Corp +	3,720	312,415
Shinsegae Co Ltd * +	348	268,168
SK Telecom Co Ltd ADR	9,000	268,560
Telechips Inc + ¤	—	6

		3,073,728

Taiwan - 10.16%

Cathay Financial Holding Co Ltd +	173,303	358,086
Fubon Financial Holding Co Ltd +	138,000	121,746
Hon Hai Precision Industry Co Ltd +	127,800	787,693
Lite-On Technology Corp + ¤	1	1
MediaTek Inc +	135,150	1,732,333
President Chain Store Corp +	102,000	267,135
Synnex Technology International Corp +	117,790	290,519
Taiwan Semiconductor Manufacturing Co Ltd ADR	23,138	230,455
Taiwan Semiconductor Manufacturing Co Ltd +	958,779	1,817,833

		5,605,801

Thailand - 0.92%

Advanced Info Service PCL +	64,100	182,696
Kiatnakin Bank PCL +	96,200	80,285
TISCO Bank PCL +	94,800	83,778
TMB Bank PCL * +	3,690,563	158,428

		505,187

Turkey - 3.49%

Aksigorta AS +	41,000	240,198
Anadolu Efes Biracilik Ve Malt Sanayii AS +	15,665	185,036
BIM Birlesik Magazalar AS +	2,800	249,810
Coca-Cola Icecek AS +	6,600	76,002
Enka Insaat ve Sanayi AS +	200	3,493
Ford Otomotiv Sanayi AS +	12,947	133,151
Haci Omer Sabanci Holding AS ADR	73,800	101,519
Haci Omer Sabanci Holding AS +	53,600	293,823
Koc Holding AS * + ¤	1	5
Turkcell Iletisim Hizmetleri AS +	22,800	250,429
Turkiye Garanti Bankasi AS +	9,900	88,342
Turkiye Vakiflar Bankasi TAO ‘D’ +	86,548	304,511

		1,926,319

United Kingdom - 2.00%

HSBC Holdings PLC (HSI) +	65,600	1,103,009

Total Common Stocks (Cost $35,003,938)		49,315,720

TOTAL INVESTMENTS - 96.12% (Cost $36,991,310)		53,038,459

OTHER ASSETS & LIABILITIES, NET - 3.88%		2,142,945

NET ASSETS - 100.00%		$55,181,404

30	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

Notes to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	19.99%
Technology	14.87%
Utilities	12.17%
Integrated Oils	10.81%
Materials & Processing	7.98%
Consumer Discretionary	7.70%
Producer Durables	5.97%
Autos & Transportation	4.81%
Consumer Staples	4.66%
Multi-Industry	4.22%
Health Care	1.49%
Energy	1.45%

96.12%
Other Assets & Liabilities, Net	3.88%

100.00%

(b) As of December 31, 2007, the Fund was diversified by geographical region as a percentage of net assets as follows:

Brazil	17.68%
India	16.57%
Taiwan	10.16%
Mexico	6.81%
South Africa	6.54%
South Korea	5.80%
Russia	5.15%
Egypt	4.59%
Indonesia	4.41%
Hong Kong	4.37%
Turkey	3.49%
United Kingdom	2.00%
China	1.96%
Philippines	1.35%
Thailand	0.92%
Cayman	0.86%
France	0.75%
Bermuda	0.46%
Norway	0.37%
Luxembourg	0.37%
Panama	0.36%
Lebanon	0.30%
Canada	0.30%
Portugal	0.30%
Israel	0.25%

96.12%
Other Assets & Liabilities, Net	3.88%

100.00%

(c) Securities with a total aggregate market value of $33,397,396 or 60.52% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees.

31	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.22%

Financial Services - 0.22%

Fannie Mae	14,000	$360,500

Total Preferred Stocks (Cost $350,000)		360,500

	Principal Amount

CORPORATE BONDS & NOTES - 18.36%

Consumer Staples - 0.55%

Kraft Foods Inc
6.125% due 02/01/18		$700,000	706,668
6.875% due 02/01/38		100,000	104,156
Reynolds American Inc 7.625% due 06/01/16		100,000	106,800

			917,624

Energy - 1.04%

Colorado Interstate Gas Co 6.800% due 11/15/15		200,000	209,192
Enterprise Products Operating LP 4.625% due 10/15/09		100,000	99,885
NGPL PipeCo LLC
7.119% due 12/15/17 ~		500,000	513,584
7.768% due 12/15/37 ~		200,000	209,876
The Williams Cos Inc 6.375% due 10/01/10 ~		100,000	101,625
The Williams Cos Inc Credit Linked Certificate Trust 6.750% due 04/15/09 ~		600,000	609,750

			1,743,912

Financial Services - 15.38%

American Express Bank FSB
4.875% due 09/26/08 §		500,000	499,267
5.252% due 06/12/09 §		600,000	598,072
6.000% due 09/13/17		1,200,000	1,208,887
American Express Centurion Bank 6.000% due 09/13/17		1,200,000	1,208,887
American International Group Inc 5.850% due 01/16/18		800,000	806,755
Bank of America Corp 4.875% due 01/15/13		100,000	99,168
Barclays Bank PLC (United Kingdom)
5.450% due 09/12/12		1,000,000	1,024,650
6.050% due 12/04/17 ~		2,700,000	2,725,604
Citibank Omni Master Trust 5.962% due 12/23/13 ~ §		1,700,000	1,698,939
Citigroup Capital XXI 8.300% due 12/21/77 §		400,000	418,862
Citigroup Inc
5.625% due 08/27/12		50,000	50,700
5.875% due 05/29/37		200,000	187,280
Deutsche Bank AG (Germany) 6.000% due 09/01/17		900,000	934,984
Export-Import Bank of Korea (South Korea) 5.460% due 10/04/11 ~ §		800,000	801,162
Ford Motor Credit Co LLC
5.800% due 01/12/09		200,000	189,884
7.800% due 06/01/12		300,000	263,233
General Electric Capital Corp 4.939% due 08/15/11 §		500,000	491,676
Glitnir Banki HF (Iceland) 5.440% due 04/20/10 ~ §		100,000	97,920
GMAC LLC
6.625% due 05/15/12		200,000	166,413
7.000% due 02/01/12		700,000	594,398
HCP Inc 5.950% due 09/15/11		900,000	902,711
HSBC Finance Corp 4.982% due 05/21/08 §		400,000	399,991
Lehman Brothers Holdings Inc
4.934% due 12/23/08 §		500,000	491,597
6.750% due 12/28/17		500,000	516,283
Merrill Lynch & Co Inc
4.960% due 08/14/09 §		400,000	391,595
5.191% due 10/23/08 §		400,000	394,684
Morgan Stanley
5.006% due 02/09/09 §		300,000	296,367
5.300% due 03/01/13		100,000	99,860
5.950% due 12/28/17		1,900,000	1,902,185
Nykredit Realkredit AS (Denmark) 5.000% due 10/01/38 §	DKK	1,689,974	313,628
Realkredit Danmark AS (Denmark) 5.000% due 10/01/38 §		3,283,838	607,140
Santander Perpetual SA Unipersonal (Spain) 6.671% due 10/29/49 ~ §		$200,000	200,895
Santander US Debt SA Unipersonal (Spain) 5.201% due 11/20/09 ~ §		500,000	494,071
The Bear Stearns Co Inc 5.284% due 01/30/09 §		500,000	494,879
The Goldman Sachs Group Inc
6.250% due 09/01/17		1,100,000	1,146,404
6.750% due 10/01/37		1,300,000	1,277,736
The Royal Bank of Scotland Group PLC (United Kingdom) 7.640% due 03/31/49 §		500,000	514,926
UBS AG (Switzerland) 5.875% due 12/20/17		700,000	706,250
Unicredit Luxembourg Finance SA (Luxembourg)
5.143% due 10/24/08 ~ §		400,000	399,288
VTB Capital SA for Vneshtorgbank (Luxembourg) 5.494% due 08/01/08 ~ §		200,000	198,250

			25,815,481

Health Care - 0.06%

HCA Inc 9.250% due 11/15/16		100,000	105,250

Materials & Processing - 0.40%

C10 Capital SPV Ltd (United Kingdom) 6.722% due 12/31/49 §		300,000	277,365
Codelco Inc (Chile) 6.150% due 10/24/36 ~		200,000	198,192
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17		200,000	201,621

			677,178

Producer Durables - 0.12%

Xerox Corp 9.750% due 01/15/09		200,000	209,133

32	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Principal Amount	Value

Utilities - 0.81%

BellSouth Corp 4.240% due 04/26/08 ~	$900,000	$896,869
Entergy Gulf States Inc 3.600% due 06/01/08	100,000	99,251
PSEG Energy Holdings LLC 8.625% due 02/15/08	163,000	164,119
Qwest Communications International Inc 7.500% due 02/15/14	100,000	100,250
SBC Communications Inc 4.125% due 09/15/09	100,000	99,404

		1,359,893

Total Corporate Bonds & Notes (Cost $30,592,921)		30,828,471

SENIOR LOAN NOTES - 0.57%

Health Care - 0.57%

HCA Inc Term B 7.080% due 11/16/13 §	997,487	961,329

Total Senior Loan Notes (Cost $967,067)		961,329

MORTGAGE-BACKED SECURITIES - 60.09%

Collateralized Mortgage Obligations - 17.51%

Adjustable Rate Mortgage Trust 4.592% due 05/25/35 “ §	136,997	136,200
Arran Residential Mortgages Funding PLC (United Kingdom) 5.252% due 04/12/36 ~ “ §	108,879	108,800
Banc of America Funding Corp 4.111% due 05/25/35 “ §	284,984	277,685
Banc of America Mortgage Securities Inc
3.994% due 07/25/33 “ §	185,797	182,210
5.000% due 05/25/34 “	108,701	103,815
Bear Stearns Adjustable Rate Mortgage Trust
4.125% due 03/25/35 “ §	547,273	538,343
4.535% due 08/25/33 “ §	469,921	458,784
4.550% due 08/25/35 “ §	141,794	139,233
4.625% due 10/25/35 “ §	707,674	697,580
4.750% due 10/25/35 “ §	174,098	172,973
Bear Stearns Alt-A Trust
5.368% due 05/25/35 “ §	98,132	97,012
5.508% due 09/25/35 “ §	114,039	112,371
5.811% due 11/25/36 “ §	152,595	150,379
Chevy Chase Mortgage Funding Corp 5.115% due 08/25/35 ~ “ §	148,910	138,537
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §	156,182	153,138
4.700% due 12/25/35 “ §	238,908	235,475
Countrywide Alternative Loan Trust 5.504% due 06/25/37 “ §	553,606	549,566
Countrywide Home Loan Mortgage
Pass-Through Trust
5.185% due 03/25/35 “ §	61,393	58,174
5.205% due 06/25/35 ~ “ §	286,205	280,114
CS First Boston Mortgage Securities Corp
5.327% due 03/25/32 ~ “ §	15,163	14,641
6.000% due 11/25/35 “	217,381	218,605
Fannie Mae 4.250% due 07/25/17 “	406,030	402,822

4.500% due 04/25/17 “	372,792	372,491
4.500% due 10/25/17 “	388,392	384,383
5.000% due 01/25/17 “	358,576	359,738
5.000% due 07/25/19 “	12,631	12,621
5.500% due 09/25/24 “	906,301	909,811
5.875% due 11/25/23 “ §	628,566	639,725
6.000% due 03/25/31 “	2,243,181	2,282,849
Freddie Mac
4.000% due 06/15/22 “	348,826	347,071
4.000% due 10/15/23 “	692,074	687,812
4.500% due 06/15/17 “	528,956	528,939
4.500% due 10/15/19 “	376,617	376,822
5.000% due 09/15/16 “	16,580	16,413
5.000% due 04/15/18 “	1,053,479	1,058,824
5.000% due 11/15/24 “	273,135	273,995
5.000% due 05/15/26 “	403,676	405,999
5.000% due 11/15/26 “	500,000	502,141
5.000% due 09/15/27 “	2,217,373	2,230,677
5.000% due 12/15/27 “	2,267,308	2,282,030
5.000% due 04/15/30 “	470,852	472,155
5.258% due 02/15/19 “ §	2,232,805	2,221,842
5.500% due 03/15/17 “	88,928	90,350
5.988% due 10/25/44 “ §	89,922	90,142
6.188% due 07/25/44 “ §	484,285	484,277
6.250% due 04/15/23 “	5,792	5,787
8.000% due 04/15/30 “	603,293	601,418
GMAC Mortgage Corp Loan Trust 5.500% due 09/25/34 “	101,780	101,816
Harborview Mortgage Loan Trust
5.055% due 01/19/38 “ §	207,410	204,977
5.155% due 01/19/38 “ §	329,016	308,679
5.185% due 05/19/35 “ §	60,350	57,112
JPMorgan Mortgage Trust 5.024% due 02/25/35 “ §	136,533	133,853
Lehman Brothers Floating Rate Commercial Mortgage Trust 5.108% due 09/15/21 ~ “ §	67,085	66,982
Mellon Residential Funding Corp 5.508% due 06/15/30 “ §	24,613	24,309
Merrill Lynch Mortgage Investors Inc 5.075% due 02/25/36 “ §	70,022	67,439
MLCC Mortgage Investors Inc 5.408% due 03/15/25 “ §	33,114	32,447
Morgan Stanley Capital I 5.731% due 07/12/44 “ §	1,700,000	1,750,094
Residential Accredit Loans Inc 6.000% due 06/25/36 “	556,500	543,438
Residential Asset Securitization Trust 5.265% due 05/25/33 “ §	58,700	56,862
Structured Asset Mortgage Investments Inc 5.085% due 05/25/36 “ §	321,900	303,701
Structured Asset Securities Corp
5.000% due 12/25/34 “	185,785	184,610
5.348% due 10/25/35 ~ “ §	252,833	250,548
7.214% due 08/25/32 “ §	37,865	37,767
Wachovia Bank Commercial Mortgage Trust 5.118% due 09/15/21 ~ “ §	419,335	413,022
Washington Mutual Mortgage Pass-Through
Certificates
5.175% due 01/25/45 “ §	50,658	47,970
5.185% due 01/25/45 “ §	49,054	46,483
5.405% due 12/25/27 “ §	137,810	131,852
5.483% due 02/27/34 “ §	16,693	16,352
6.188% due 08/25/42 “ §	10,464	10,071
6.288% due 09/25/46 “ §	155,911	152,500
Wells Fargo Mortgage-Backed Securities Trust
3.989% due 12/25/34 “ §	329,711	326,557
4.334% due 07/25/35 “ §	400,000	397,518

33	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Principal Amount	Value

4.500% due 11/25/18 “	$247,342	$244,014
5.240% due 04/25/36 “ §	487,077	483,580
5.518% due 08/25/36 “ §	143,333	142,186

		29,401,508

Fannie Mae - 33.61%

4.186% due 11/01/34 “ §	458,713	462,676
4.710% due 09/01/35 “ §	423,051	429,539
4.900% due 12/01/35 “ §	261,072	261,608
5.000% due 08/01/20 “	1,509,462	1,511,179
5.000% due 11/01/33 “	4,441,006	4,340,464
5.000% due 08/01/35 “	430,526	420,378
5.000% due 11/01/35 “	69,969	68,320
5.000% due 02/01/36 “	1,291,969	1,261,516
5.000% due 03/01/36 “	3,320,817	3,242,542
5.000% due 04/01/36 “	583,883	570,437
5.000% due 01/15/38 “	2,000,000	1,951,562
5.000% due 02/15/38 “	1,000,000	975,156
5.127% due 11/01/32 “ §	512,090	516,871
5.462% due 06/01/37 “ §	2,335,170	2,351,510
5.500% due 12/01/14 “	42,633	43,230
5.500% due 12/01/20 “	67,410	68,320
5.500% due 07/01/21 “	93,224	94,459
5.500% due 08/01/21 “	765,445	775,584
5.500% due 10/01/21 “	1,000,099	1,013,600
5.500% due 12/01/21 “	221,838	224,776
5.500% due 04/01/22 “	1,000,001	1,013,131
5.500% due 05/01/22 “	684,923	693,917
5.500% due 11/01/22 “	167,104	169,298
5.500% due 06/01/23 “	162,085	163,153
5.500% due 02/01/24 “	147,497	148,468
5.500% due 02/01/33 “	395,544	396,310
5.500% due 08/01/33 “	11,060	11,070
5.500% due 01/01/34 “	64,574	64,632
5.500% due 02/01/34 “	300,578	300,848
5.500% due 03/01/34 “	42,346	42,355
5.500% due 04/01/34 “	18,458	18,474
5.500% due 06/01/34 “	446,833	446,927
5.500% due 02/01/35 “	293,913	293,780
5.500% due 04/01/35 “	19,603	19,594
5.500% due 05/01/35 “	347,834	347,676
5.500% due 05/01/35 “	340,915	340,760
5.500% due 05/01/35 “	536,123	535,879
5.500% due 05/01/35 “	749,635	749,295
5.500% due 06/01/35 “	81,882	81,845
5.500% due 06/01/35 “	353,139	352,979
5.500% due 06/01/35 “	1,921,585	1,920,714
5.500% due 06/01/35 “	386,645	386,470
5.500% due 06/01/35 “	3,547,824	3,546,215
5.500% due 07/01/35 “	66,593	66,563
5.500% due 08/01/35 “	1,663,072	1,662,317
5.500% due 08/01/35 “	410,090	409,904
5.500% due 08/01/35 “	381,664	381,491
5.500% due 08/01/35 “	444,947	444,746
5.500% due 08/01/35 “	379,135	378,963
5.500% due 09/01/35 “	412,747	412,560
5.500% due 09/01/35 “	87,120	87,080
5.500% due 11/01/35 “	270,632	270,510
5.500% due 03/01/36 “	157,219	157,073
5.500% due 05/01/36 “	982,339	981,431
5.500% due 07/01/36 “	344,515	344,196
5.500% due 09/01/36 “	220,907	220,703
5.500% due 11/01/36 “	230,774	230,561
5.500% due 11/01/36 “	337,586	337,274
5.500% due 12/01/36 “	224,957	224,749
5.500% due 01/01/37 “	220,699	220,485
5.500% due 01/01/37 “	253,254	253,020

5.500% due 02/01/37 “	223,451	223,234
5.500% due 02/01/37 “	961,709	960,820
5.500% due 03/01/37 “	524,280	523,795
5.500% due 03/01/37 “	530,510	529,995
5.500% due 03/01/37 “	2,920,040	2,917,206
5.500% due 03/01/37 “	249,397	249,155
5.500% due 04/01/37 “	224,173	223,956
5.500% due 04/01/37 “	219,383	219,180
5.500% due 04/01/37 “	222,108	221,893
5.500% due 04/01/37 “	236,393	236,174
5.500% due 05/01/37 “	241,773	241,538
5.500% due 05/01/37 “	219,511	219,298
5.500% due 05/01/37 “	415,590	415,187
5.500% due 05/01/37 “	495,613	495,132
5.500% due 07/01/37 “	503,063	502,575
5.988% due 10/01/44 “ §	105,392	107,578
6.000% due 09/01/22 “	112,604	115,192
6.000% due 01/01/23 “	84,016	85,839
6.000% due 05/01/37 “	231,930	235,575
6.000% due 10/01/37 “	5,739,659	5,829,859
6.000% due 11/01/37 “	2,000,001	2,031,431
6.219% due 12/01/36 “ §	37,756	38,294
6.500% due 03/01/17 “	115,233	119,240

		56,453,289

Freddie Mac - 8.97%

4.701% due 06/01/35 “ §	899,666	919,360
4.752% due 09/01/35 “ §	362,086	361,769
5.321% due 09/01/35 “ §	355,118	356,785
5.500% due 03/01/23 “	76,164	76,595
5.500% due 09/01/37 “	9,999,996	9,980,914
5.500% due 12/01/37 “	1,000,000	998,092
5.500% due 01/15/38 “	2,000,000	1,995,938
5.872% due 11/01/31 “ §	19,889	20,115
6.000% due 12/01/22 “	92,721	94,687
6.000% due 03/01/23 “	205,358	209,455
7.321% due 04/01/32 “ §	54,815	55,278

		15,068,988

Total Mortgage-Backed Securities (Cost $100,233,917)		100,923,785

ASSET-BACKED SECURITIES - 3.74%

Argent Securities Inc 4.915% due 10/25/36 “ §	424,088	416,343
Asset Backed Funding Certificates
4.925% due 10/25/36 “ §	173,026	171,042
5.215% due 06/25/34 “ §	138,554	133,526
Bear Stearns Asset Backed Securities Trust 5.556% due 10/25/36 “ §	300,483	292,162
Carrington Mortgage Loan Trust 5.025% due 01/25/36 “ §	500,000	493,032
Citigroup Mortgage Loan Trust Inc 4.915% due 10/25/36 “ §	141,060	138,290
First Franklin Mortgage Loan Asset-Backed Certificates 4.915% due 11/25/36 “ §	283,506	276,035
HSI Asset Securitization Corp Trust 4.915% due 12/25/36 “ §	364,745	351,409
JPMorgan Mortgage Acquisition Corp
4.915% due 07/25/36 “ §	190,378	186,982
4.935% due 03/25/36 “ §	77,004	76,693
5.075% due 06/25/35 “ §	14,947	14,943
Lehman XS Trust
4.945% due 07/25/46 “ §	115,086	114,144
4.985% due 11/25/36 “ §	186,682	186,501

34	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Principal Amount	Value

Long Beach Mortgage Loan Trust 5.145% due 10/25/34 “ §	$18,554	$17,851
Nelnet Student Loan Trust 4.894% due 12/22/14 “ §	61,120	61,111
Park Place Securities Inc 5.125% due 09/25/35 “ §	153,191	150,299
Residential Asset Securities Corp 4.935% due 11/25/36 “ §	229,859	224,098
Saxon Asset Securities Trust 4.925% due 11/25/36 “ §	183,226	178,620
SBI Heloc Trust 5.035% due 08/25/36 ~ “ §	225,985	215,533
Securitized Asset-Backed Receivables LLC Trust
4.915% due 09/25/36 “ §	217,362	210,677
4.995% due 05/25/37 “ §	527,574	511,565
SLC Student Loan Trust 4.849% due 02/15/15 “ §	490,187	489,393
SLM Student Loan Trust 5.084% due 10/25/16 “ §	565,008	563,400
Small Business Administration 4.754% due 08/10/14 “	137,909	136,975
Soundview Home Equity Loan Trust 4.965% due 10/25/36 “ §	134,935	133,070
Structured Asset Securities Corp 4.915% due 10/25/36 “ §	242,563	233,562
Wells Fargo Home Equity Trust 4.915% due 01/25/37 “ §	306,985	301,468

Total Asset-Backed Securities (Cost $6,402,426)		6,278,724

U.S. TREASURY OBLIGATIONS - 10.43%

U.S. Treasury Bonds - 7.68%

4.750% due 02/15/37	3,800,000	3,978,129
5.000% due 05/15/37	600,000	654,141
6.625% due 02/15/27	5,000,000	6,347,270
8.875% due 08/15/17	1,400,000	1,926,750

		12,906,290

U.S. Treasury Inflation Protected Securities - 2.75%

2.000% due 07/15/14 ^	553,985	572,552
2.375% due 04/15/11 ^	946,989	987,385
2.375% due 01/15/27 ^	1,657,008	1,752,805
2.625% due 07/15/17 ^	1,209,228	1,305,116

		4,617,858

Total U.S. Treasury Obligations (Cost $17,332,921)		17,524,148

FOREIGN GOVERNMENT BONDS & NOTES - 0.03%

Republic of Panama (Panama) 9.625% due 02/08/11	48,000	54,120

Total Foreign Government Bonds & Notes (Cost $51,819)		54,120

MUNICIPAL BONDS - 1.39%

Austin Texas Water & Wastewater System Revenue ‘A’ 5.000% due 11/15/29	200,000	206,912
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	1,100,000	1,050,566
Houston Texas Combined Utilities Systems First Lien Revenue ‘A’ 5.000% due 11/15/36	100,000	103,942
Texas State Transportation Commission Mobility Fund ‘A’ 4.750% due 04/01/35	100,000	100,480
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	900,000	865,485

Total Municipal Bonds (Cost $2,313,104)		2,327,385

PURCHASED OPTIONS - 1.39%

(See Note (f) to Notes to Schedule of Investments) (Cost $771,913)		2,331,863

SHORT-TERM INVESTMENTS - 7.72%

Certificates of Deposit - 3.45%

Barclays Bank PLC NY 4.989% due 03/17/08 §	600,000	600,128
Dexia Credit Local SA NY 4.795% due 09/29/08 §	500,000	500,163
Fortis Bank NY
4.780% due 09/30/08 §	500,000	499,004
4.790% due 06/30/08 §	400,000	399,651
Nordea Bank (Finland)
4.788% due 03/31/08 §	900,000	899,820
4.991% due 05/28/08 §	500,000	500,141
5.188% due 12/01/08 §	1,100,000	1,098,974
Societe Generale NY 4.815% due 03/26/08 §	400,000	400,080
The Royal Bank of Scotland NY 4.810% due 03/26/08 §	400,000	399,883
UniCredito Italiano NY 5.062% due 05/29/08 §	500,000	499,945

		5,797,789

Commercial Paper - 2.31%

Citibank (Palisades) Omni Master Trust
5.940% due 02/04/08	1,700,000	1,690,463
Swedbank AB (Sweden) 4.730% due 02/01/08	2,200,000	2,190,462

		3,880,925

U.S. Treasury Bills - 0.83%

2.980% due 03/13/08 ‡	860,000	854,868
3.200% due 02/28/08 ‡	535,000	532,552

		1,387,420

35	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Shares	Value

Money Market Funds – 1.13%

BlackRock Liquidity Funds Institutional TempCash	952,379	$952,379
BlackRock Liquidity Funds Institutional TempFund	952,379	952,379

		1,904,758

Total Short-Term Investments (Cost $12,972,399)		12,970,892

TOTAL INVESTMENTS – 103.94% (Cost $171,988,487)		174,561,217

OTHER ASSETS & LIABILITIES, NET – (3.94%)		(6,609,176)

NET ASSETS – 100.00%		$167,952,041

Notes to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Mortgage-Backed Securities	60.09%
Corporate Bonds & Notes	18.36%
U.S. Treasury Obligations	10.43%
Short-Term Investments	7.72%
Asset-Backed Securities	3.74%
Purchased Options	1.39%
Municipal Bonds	1.39%
Senior Loan Notes	0.57%
Preferred Stocks	0.22%
Foreign Government Bonds & Notes	0.03%

103.94%
Other Assets & Liabilities, Net	(3.94%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with an approximate aggregate market value of $1,387,420 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of December 31, 2007:

Long Futures Outstanding	Number of Contracts	Notional Amount		Net Unrealized Appreciation (Depreciation)

3-Month Euribor (03/08)	56	EUR	56,000,000	($35,893)
3-Month Euribor (06/08)	2		2,000,000	(1,462)
3-Month Euribor (09/08)	40		40,000,000	(9,503)
3-Month Euribor (12/08)	24		24,000,000	0
Euro-Bobl 5-Year Notes (03/08)	76		7,600,000	(176,674)
Euro-Bobl 5-Year Notes Put Options Strike @ EUR 103.00 (03/08)	76		7,600,000	(8)
Euro-Schatz 2-Year Notes Call Options Strike @ EUR 108.00 (03/08)	72		7,200,000	(8)
Eurodollar (03/08)	44		$44,000,000	111,925
Eurodollar (06/08)	128		128,000,000	380,050
Eurodollar (12/08)	288		288,000,000	795,338
Eurodollar (03/09)	392		392,000,000	1,066,550
United Kingdom 90-Day LIBOR Put option strike @ GBP 93.00 (03/08)	82	GBP	41,000,000	(1,012)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/08)	44		22,000,000	17,094
United Kingdom 90-Day LIBOR Put option strike @ GBP 92.50 (06/08)	79		39,500,000	(955)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/08)	56		28,000,000	39,762
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	185		92,500,000	438,182
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	38		19,000,000	46,157
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/09)	23		11,500,000	41,230
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	4		2,000,000	8,460
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/09)	31		15,500,000	53,995
U.S. Treasury 10-Year Notes (03/08)	77		$7,700,000	49,203

Short Futures Outstanding

Euro-Bund 10-Year Notes (03/08)	14	EUR	1,400,000	36,639
Euro-Schatz 2-Year Notes (03/08)	78		7,800,000	66,714
United Kingdom GILT 10-Year Notes (03/08)	9	GBP	900,000	(1,971)
U.S. Treasury 2-Year Notes (03/08)	69		$13,800,000	28,031
U.S. Treasury 5-Year Notes (03/08)	270		27,000,000	73,828
U.S. Treasury 20-Year Bonds (03/08)	145		14,500,000	76,672

				$3,102,344

(d) Investments sold short outstanding as of December 31, 2007 were as follows:

Description	Principal Amount	Value

U.S. Treasury Bonds
4.500% due 05/15/17	$4,200,000	$4,354,547
4.750% due 08/15/17	2,200,000	2,324,267
U.S. Treasury Notes
3.625% due 10/31/09	17,800,000	17,965,486
4.000% due 09/30/09	3,900,000	3,958,808
4.125% due 08/31/12	1,000,000	1,029,922
4.250% due 11/15/17	2,500,000	2,544,338
4.500% due 02/15/16	400,000	416,469
4.625% due 02/15/17	4,000,000	4,183,128

Total Investments sold short (Proceeds $36,591,926)		$36,776,965

36	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

(e) Forward foreign currency contracts outstanding as of December 31, 2007 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Buy	AUD	787,000	01/08	($ 4,339)
Sell	AUD	61,207	01/08	16
Buy	BRL	712,068	01/08	7,847
Sell	BRL	712,068	01/08	(8,171)
Buy	BRL	3,507,753	03/08	170,756
Sell	BRL	1,101,088	03/08	(33,731)
Buy	BRL	10,137,408	07/08	363,373
Sell	BRL	1,025,435	07/08	(7,539)
Buy	CNY	9,105,450	01/08	16,404
Sell	CNY	9,105,450	01/08	(16,285)
Buy	CNY	8,181,184	07/08	35,460
Sell	CNY	8,181,184	07/08	(9,843)
Buy	CNY	374,439	10/08	553
Sell	CNY	374,439	10/08	(56)
Sell	DKK	4,871,000	03/08	3,546
Sell	EUR	2,388,000	01/08	5,474
Buy	GBP	63,000	01/08	(45)
Sell	GBP	1,848,000	01/08	40,741
Buy	KRW	792,227,200	01/08	(28,345)
Buy	KRW	325,289,728	08/08	(3,775)
Buy	MXN	15,439,884	03/08	13,724
Sell	MXN	10,970,152	03/08	4,009
Buy	MXN	9,824,170	07/08	(1,413)
Buy	MYR	1,396,535	05/08	814
Buy	MYR	294,593	08/08	2,737
Sell	NZD	220,000	01/08	(4,151)
Sell	NZD	220,000	02/08	0
Buy	PLN	602,973	03/08	5,796
Buy	PLN	928,644	07/08	37,158
Buy	RUB	21,220,255	01/08	21,747
Sell	RUB	21,220,255	01/08	1,032
Buy	RUB	24,016,145	07/08	24,047
Buy	RUB	21,220,255	11/08	(41)
Buy	SGD	401,284	02/08	2,471
Buy	SGD	548,080	05/08	9,778

				$649,749

37	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS PL MANAGED BOND FUND Schedule of Investments (Continued) December 31, 2007 (Unaudited)

(f) Purchased options outstanding as of December 31, 2007 were as follows:

Interest Rate Swaptions

		Pay/Receive Floating Rate Based on 3-Month USD-LIBOR

Counterparty	Description		Exercise Rate	Expiration Date	Notional Amount	Cost	Value

Barclays	Call- OTC 1-Year Interest Rate Swap	Pay	4.750%	02/01/08	$3,100,000	$8,913	$23,689
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay	5.000%	02/01/08	3,000,000	14,876	70,891
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay	4.750%	03/31/08	14,200,000	80,795	290,396
Lehman Brothers	Call- OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	5,300,000	18,418	112,365
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	5,300,000	18,948	112,365
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay	4.750%	12/15/08	10,200,000	34,956	210,503
Royal Bank of Scotland	Call- OTC 2-Year Interest Rate Swap	Pay	5.000%	12/15/08	16,100,000	60,531	393,343
Lehman Brothers	Call- OTC 2-Year Interest Rate Swap	Pay	5.300%	08/03/09	16,100,000	141,881	405,991
Deutsche Bank	Call- OTC 2-Year Interest Rate Swap	Pay	4.070%	09/14/09	11,200,000	57,912	48,802

						$437,230	$1,668,345

Options on Exchange-Traded Futures Contracts

Counterparty	Description	Exercise Price	Expiration Date	Numbers of Contracts	Cost	Value

Merrill Lynch	Call - CBOT U.S. Treasury 2-Year Futures (03/08)	$117.50	02/22/08	50	$944	$781
Merrill Lynch	Call - CBOT U.S. Treasury 5-Year Futures (03/08)	126.00	02/22/08	32	604	500
Merrill Lynch	Call - CBOT U.S. Treasury 5-Year Futures (03/08)	127.00	02/22/08	195	3,681	3,047
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Futures (03/08)	136.00	02/22/08	170	3,209	191,250
Merrill Lynch	Call - CBOT U.S. Treasury 30-Year Futures (03/08)	140.00	02/22/08	89	86	1,391
Merrill Lynch	Put- CME Eurodollar Futures (03/08)	91.50	03/17/08	20	190	125
Merrill Lynch	Put- CME Eurodollar Futures (03/08)	91.75	03/17/08	70	665	438
Merrill Lynch	Put- CME Eurodollar Futures (03/08)	93.00	03/17/08	9	1,680	56
Merrill Lynch	Call - CME Eurodollar Futures (03/08)	95.50	03/17/08	10	5,095	7,938
Merrill Lynch	Put- CME Eurodollar Futures (06/08)	92.50	06/16/08	46	437	288
Merrill Lynch	Put- CME Eurodollar Futures (06/08)	92.75	06/16/08	40	380	250
Merrill Lynch	Put- CME Eurodollar Futures (06/08)	93.00	06/16/08	172	1,634	1,075
Merrill Lynch	Put- CME Eurodollar Futures (09/08)	92.50	09/15/08	9	85	56

					$18,690	$207,195

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Value

Credit Suisse	Put- OTC Fannie Mae 5.500%, due 02/12/38	$86.59	02/05/08	$6,000,000	$703	$198
Credit Suisse	Put- OTC Fannie Mae 5.500%, due 02/12/38	88.50	02/05/08	8,000,000	937	264
Merrill Lynch	Put- OTC Fannie Mae 6.000%, due 02/12/38	91.00	02/05/08	6,000,000	703	1,716

					$2,343	$2,178

Foreign Currency Options

Counterparty	Description	Exercise Price		Expiration Date	Notional Amount		Cost	Value

Citigroup	Call- OTC Japanese yen versus U.S. dollar	JPY	121.00	01/18/08		$400,000	$3,988	$328
Morgan Stanley	Call- OTC U.S. dollar versus Euro		$1.36	05/21/08	EUR	1,300,000	38,413	8,285
Morgan Stanley	Put- OTC U.S. dollar versus Euro		1.36	05/21/08		1,300,000	38,413	143,348
Credit Suisse	Call- OTC Japanese yen versus U.S. dollar	JPY	103.80	03/17/10		$500,000	21,781	26,856
Credit Suisse	Put- OTC Japanese yen versus U.S. dollar		103.80	03/17/10		500,000	21,781	22,356
Royal Bank of Scotland	Call- OTC Japanese yen versus U.S. dollar		105.40	03/31/10		1,000,000	41,925	45,246
Royal Bank of Scotland	Put- OTC Japanese yen versus U.S. dollar		105.40	03/31/10		1,000,000	41,925	51,317
Morgan Stanley	Call- OTC U.S. dollar versus Euro		$1.38	06/03/10	EUR	1,100,000	52,712	44,558
Morgan Stanley	Put- OTC U.S. dollar versus Euro		1.38	06/03/10		1,100,000	52,712	111,851

							$313,650	$454,145

38          See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS PL MANAGED BOND FUND Schedule of Investments (Continued) December 31, 2007 (Unaudited)

(g) Transactions in written options for the period ended December 31, 2007 were as follows:

	Numbers of Contracts	Premium

Outstanding, March 31, 2007	39,700,035	$431,744
Call Options Written	33,700,287	508,138
Put Options Written	1,200,054	34,337
Call Options Expired	(41,000,231)	(468,432)
Put Options Expired	(1,200,000)	(9,200)

Outstanding, December 31, 2007	32,400,145	$496,587

(h) Premiums received and value of written options outstanding as of December 31, 2007:

Interest Rate Swaptions

Counterparty	Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Notional Amount	Premium	Value

Barclays	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	02/01/08	$700,000	$8,716	$23,479
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	5.100%	02/01/08	1,300,000	15,600	54,944
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.900%	03/31/08	4,400,000	56,045	155,388
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	03/31/08	2,000,000	24,600	74,476
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08	2,300,000	18,529	85,204
Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	09/26/08	2,300,000	18,860	85,204
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.000%	12/15/08	3,400,000	34,457	135,638
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.200%	12/15/08	5,400,000	58,015	258,567
Lehman Brothers	Call - OTC 5-Year Interest Rate Swap	Receive	5.500%	08/03/09	7,000,000	138,425	342,702
Deutsche Bank	Call - OTC 7-Year Interest Rate Swap	Receive	4.250%	09/14/09	3,600,000	52,968	43,048

						$426,215	$1,258,650

Options on Exchange-Traded Futures Contracts

Counterparty	Description	Expiration Price	Exercise Date	Numbers of Contracts	Premium	Value

Citigroup	Put - CBOT U.S. Treasury 10-Year Futures	$106.00	02/22/08	54	$25,137	$844
Citigroup	Call - CBOT U.S. Treasury 10-Year Futures	111.00	02/22/08	54	18,387	153,562
Citigroup	Call - CBOT U.S. Treasury 30-Year Futures	117.00	02/22/08	27	21,756	47,250
Goldman Sachs	Call - CME Eurodollar Futures (03/08)	95.75	03/14/08	5	2,796	11,375
Goldman Sachs	Call - CME Eurodollar Futures (03/08)	95.88	03/14/08	5	2,296	9,969

					$70,372	$223,000

(i) Swap agreements outstanding as of December 31, 2007 were as follows:

Credit Default Swaps

Counterparty	Referenced Obligation	Buy/Sell Protection (1)	(Pay/Receive) Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Goldman Sachs	American International Group 5.600% due 10/18/16	Sell	0.055%	03/20/08	$900,000	($1,174)
UBS	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.170%	09/20/08	500,000	(2,084)
UBS	Morgan Stanley 6.600% due 04/01/12	Sell	0.190%	09/20/08	500,000	(3,282)
Lehman Brothers	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%)	12/20/08	100,000	(52)
Lehman Brothers	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%)	12/20/08	100,000	437
Citigroup	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%)	12/20/08	100,000	(55)
Barclays	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%)	12/20/08	100,000	(118)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%)	12/20/08	100,000	(120)
Merrill Lynch	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%)	12/20/08	100,000	193
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%)	12/20/08	100,000	(78)
Citigroup	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%)	12/20/08	100,000	(110)
Barclays	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08	100,000	(57)
Lehman Brothers	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%)	12/20/08	100,000	(136)
Merrill Lynch	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%)	12/20/08	100,000	(167)
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08	200,000	(764)

39	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

Counterparty	Referenced Obligation	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Barclays	Ukraine Government Bond 7.650 % due 06/11/13	Sell	0.710%	12/20/08		$100,000	($338)
Morgan Stanley	Glitnir Banki HF 5.440 % due 04/20/10	Buy	(0.170%)	06/20/10		100,000	4,942
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10		400,000	20,213
JPMorgan Chase	Health Care Properties 5.950 % due 09/15/11	Buy	(0.460%)	09/20/11		900,000	23,101
Morgan Stanley	Dow Jones CDX NA IG8 Index	Buy	(0.170%)	06/20/12		4,800,000	460
Barclays	Dow Jones CDX NA HY-8 Index	Sell	0.483%	06/20/12		800,000	(11,282)
Citigroup	Noble Corp 5.875 % due 06/01/13	Buy	(0.520%)	06/20/12		300,000	(680)
Credit Suisse	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/12		550,000	21,646
Lehman Brothers	Dow Jones CDX NA HY-8 Index	Buy	(2.750%)	06/20/12		300,000	7,494
Lehman Brothers	Dow Jones CDX NA HY-8 Index	Sell	2.750%	06/20/12		550,000	(21,646)
BNP Paribas	The Goldman Sachs Group Inc 6.600 % due 01/15/12	Sell	0.820%	09/20/12		100,000	643
Citigroup	The Goldman Sachs Group Inc 6.600 % due 01/15/12	Sell	0.920%	09/20/12		100,000	1,068
Royal Bank of Scotland	Merrill Lynch Co 5.000 % due 01/15/15	Sell	0.920%	09/20/12		100,000	(1,516)
Morgan Stanley	Dow Jones CDX NA IG5 Index	Buy	(0.143%)	12/20/12		1,300,000	39,560
Lehman Brothers	Kohls Corp 6.300 % due 03/01/11	Buy	(0.440%)	12/20/12		600,000	10,915
Credit Suisse	Dow Jones CDX NA HVOL9 Index	Sell	1.400%	12/20/12		800,000	(10,496)
Morgan Stanley	Dow Jones CDX NA IG5 Index	Sell	0.458%	12/20/15		900,000	(37,496)
Deutsche Bank	Dow Jones ITRAXX6 NA HI4 Index	Buy	(0.850%)	12/20/16	EUR	800,000	10,064
HSBC	Dow Jones ITRAXX6 NA HI4 Index	Buy	(0.850%)	12/20/16		800,000	10,110
Lehman Brothers	Safeway Inc 5.800 % due 08/15/12	Buy	(0.730%)	06/20/17		$1,000,000	(19,064)
UBS	Weyerhaeuser Co 6.750 % due 03/15/12	Buy	(0.960%)	06/20/17		100,000	1,729
Deutsche Bank	Reynolds America Inc 7.625 % due 06/01/16	Sell	1.280%	06/20/17		200,000	3,380
Goldman Sachs	Trinity 2005-1A B 6.750 % due 03/08/40	Buy	(2.050%)	03/08/40		1,000,000	576,160

							$621,400

(1) If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Deutsche Bank	6-Month GBP-LIBOR	Pay	6.000%	03/20/09	GBP	3,500,000	$65,948
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/09	MXN	16,000,000	(4,761)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	7.910%	05/14/09		23,000,000	(7,058)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09		$11,300,000	184,436
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	6.000%	06/19/09	GBP	100,000	2,129
Citigroup	3-Month Australian Bank Bill	Pay	7.000%	09/15/09	AUD	4,200,000	(9,812)
Lehman Brothers	3-Month Australian Bank Bill	Pay	7.000%	09/15/09		5,600,000	(12,099)
Goldman Sachs	6-Month EUR-LIBOR	Pay	4.000%	09/19/09	EUR	200,000	(683)
Merrill Lynch	BRL - CDI Compounded	Pay	12.670%	01/04/10	BRL	2,000,000	9,483
Lehman Brothers	6-Month EUR-LIBOR	Pay	4.500%	03/19/10	EUR	9,500,000	(9,633)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/10		4,200,000	7,913
Deutsche Bank	6-Month Australian Bank Bill	Pay	7.000%	06/15/10	AUD	6,600,000	(80,186)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	06/15/10		3,400,000	(36,872)
Barclays	3-Month USD-LIBOR	Pay	4.000%	06/18/10		$18,600,000	17,755
Citigroup	3-Month USD-LIBOR	Pay	4.000%	06/18/10		5,000,000	(616)
Deutsche Bank	3-Month USD-LIBOR	Pay	4.000%	06/18/10		14,200,000	23,274
Merrill Lynch	3-Month USD-LIBOR	Pay	4.000%	06/18/10		8,700,000	(1,800)
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/10		2,600,000	10,629
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	4.000%	06/18/10		1,800,000	(594)
Barclays	3-Month USD-LIBOR	Pay	5.000%	06/18/10		7,100,000	21,898
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP	300,000	7,103
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/11	EUR	5,700,000	110,643

40	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Morgan Stanley	BRL - CDI Compounded	Pay	10.115%	01/02/12	BRL 8,900,000	($168,385)
Goldman Sachs	BRL - CDI Compounded	Pay	10.150%	01/02/12	6,100,000	(224,811)
UBS	BRL - CDI Compounded	Pay	10.575%	01/02/12	1,500,000	(9,757)
Barclays	BRL - CDI Compounded	Pay	10.680%	01/02/12	5,600,000	(110,737)
Barclays	BRL - CDI Compounded	Pay	12.540%	01/02/12	3,100,000	(13,313)
Merrill Lynch	BRL - CDI Compounded	Pay	12.540%	01/02/12	3,500,000	(7,061)
Barclays	France CPI Excluding Tobacco	Pay	1.948%	03/15/12	EUR 400,000	(7,720)
Lehman Brothers	France CPI Excluding Tobacco	Pay	1.965%	03/15/12	100,000	(1,611)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.995%	03/15/12	300,000	(4,514)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.955%	03/28/12	100,000	(1,810)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.950%	03/30/12	100,000	(1,866)
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.960%	03/30/12	100,000	(1,834)
Barclays	France CPI Excluding Tobacco	Pay	1.960%	04/05/12	100,000	(1,871)
BNP Paribas	France CPI Excluding Tobacco	Pay	1.940%	04/10/12	100,000	(2,242)
Royal Bank of Scotland	France CPI Excluding Tobacco	Pay	1.940%	04/10/12	100,000	(2,057)
Barclays	France CPI Excluding Tobacco	Pay	1.980%	04/30/12	100,000	(1,913)
Citigroup	6-Month EUR-LIBOR	Pay	4.800%	07/11/12	3,800,000	54,708
Lehman Brothers	6-Month GBP-LIBOR	Pay	5.500%	03/20/13	GBP 600,000	24,291
Merrill Lynch	3-Month USD-LIBOR	Pay	4.000%	06/18/13	$ 2,500,000	3,379
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/13	4,600,000	50,904
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	4.000%	06/18/13	15,100,000	141,143
Barclays	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR 1,000,000	35,260
Deutsche Bank	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	200,000	6,242
HSBC	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	2,500,000	78,032
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	06/18/15	$ 4,500,000	(7,931)
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	06/18/15	7,400,000	46,714
Deutsche Bank	6-Month GBP-LIBOR	Pay	5.000%	09/15/15	GBP 200,000	(1,646)
Goldman Sachs	6-Month GBP-LIBOR	Pay	5.000%	09/15/15	300,000	(2,014)
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	MXN 1,200,000	(4,363)
Deutsche Bank	6-Month GBP-LIBOR	Receive	5.000%	09/20/17	GBP 1,100,000	(69,367)
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000%	06/18/18	$ 700,000	(6,601)
Merrill Lynch	3-Month USD-LIBOR	Pay	5.000%	06/18/23	400,000	8,456
Citigroup	3-Month USD-LIBOR	Receive	5.000%	06/18/28	200,000	(4,893)
Deutsche Bank	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	GBP 1,000,000	3,800
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	800,000	681
Deutsche Bank	6-Month GBP-LIBOR	Receive	4.500%	12/15/35	300,000	(10,606)
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	12/15/35	$ 1,800,000	(25,999)

						$55,785

41	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 3.56%

Energy - 0.43%

Rockies Express Pipeline LLC 5.776% due 08/20/09 ~ §	$500,000	$500,369

Financial Services - 2.79%

American Express Bank FSB 6.000% due 09/13/17	300,000	302,222
American Express Centurion Bank 6.000% due 09/13/17	200,000	201,481
Bank of America NA 5.040% due 02/27/09 §	500,000	499,179
Barclays Bank PLC (United Kingdom) 5.450% due 09/12/12	700,000	717,255
Ford Motor Credit Co LLC 7.875% due 06/15/10	500,000	461,581
General Electric Capital Corp 5.173% due 12/12/08 §	100,000	99,978
Rabobank Nederland (Netherlands) 5.263% due 01/15/09 ~ §	100,000	99,888
Santander Perpetual SA Unipersonal (Spain) 6.671% due 10/29/49 ~ §	300,000	301,342
The Goldman Sachs Group Inc 6.750% due 10/01/37	500,000	491,437
Travelers Property Casualty Corp 3.750% due 03/15/08	100,000	99,678

		3,274,041

Utilities - 0.34%

BellSouth Corp 4.240% due 04/26/08 ~	400,000	398,608

Total Corporate Bonds & Notes (Cost $4,159,341)		4,173,018

CONVERTIBLE CORPORATE BONDS - 0.81%

Energy - 0.81%

Chesapeake Energy Corp 2.500% due 05/15/37	850,000	948,813

Total Convertible Corporate Bonds (Cost $835,455)		948,813

MORTGAGE-BACKED SECURITIES - 43.19%

Collateralized Mortgage Obligations - 2.39%

Bear Stearns Adjustable Rate Mortgage Trust Inc
4.125% due 03/25/35 “ §	244,582	242,352
4.125% due 03/25/35 “ §	124,049	122,024
4.550% due 08/25/35 “ §	77,014	76,190
4.550% due 08/25/35 “ §	110,599	108,602
Citigroup Mortgage Loan Trust Inc
4.748% due 08/25/35 “ §	111,523	110,031
4.248% due 08/25/35 “ §	78,091	76,569
Countrywide Home Loan Mortgage Pass-Through Trust
4.611% due 01/19/34 “ §	540,416	528,190
5.205% due 06/25/35 ~ “ §	57,241	56,023
Freddie Mac
5.258% due 02/15/19 “ §	837,302	833,191

GSR Mortgage Loan Trust 4.539% due 09/25/35 “ §	144,694	143,060
MLCC Mortgage Investors Inc 4.719% due 12/25/34 “ §	504,410	502,625

		2,798,857

Fannie Mae - 30.09%

5.000% due 04/01/36 “	486,569	475,364
5.500% due 10/01/35 “	81,006	80,969
5.500% due 01/01/37 “	589,507	588,963
5.500% due 01/01/37 “	399,538	399,169
5.500% due 02/01/37 “	2,551,943	2,549,586
5.500% due 03/01/37 “	985,053	984,097
5.500% due 03/01/37 “	792,412	791,680
5.500% due 03/01/37 “	987,122	986,164
5.500% due 03/01/37 “	516,926	516,424
5.500% due 03/01/37 “	985,597	984,641
5.500% due 04/01/37 “	64,406	64,344
5.500% due 05/01/37 “	999,999	999,029
5.500% due 06/01/37 “	1,000,000	999,029
5.500% due 06/01/37 “	999,999	999,029
5.500% due 07/01/37 “	1,000,000	999,030
5.500% due 07/01/37 “	999,999	999,029
5.500% due 07/01/37 “	999,999	999,029
5.500% due 07/01/37 “	1,000,000	999,029
5.500% due 08/01/37 “	153,225	153,076
5.500% due 08/01/37 “	999,999	999,029
5.500% due 09/01/37 “	1,000,000	999,029
5.500% due 09/01/37 “	999,999	999,029
5.500% due 11/01/37 “	999,999	999,029
5.500% due 11/01/37 “	1,000,000	999,029
5.500% due 11/01/37 “	308,589	308,290
5.500% due 12/01/37 “	291,412	291,129
5.500% due 01/14/38 “	2,000,000	1,997,812
6.000% due 12/01/35 “	149,790	152,219
6.000% due 09/01/36 “	85,646	87,004
6.000% due 11/01/36 “	88,641	90,046
6.000% due 11/01/36 “	328,866	334,079
6.000% due 12/01/36 “	88,869	90,277
6.000% due 04/01/37 “	505,009	512,945
6.000% due 10/01/37 “	899,098	913,227
6.000% due 10/01/37 “	995,973	1,011,625
6.000% due 10/01/37 “	1,007,511	1,023,344
6.000% due 11/01/37 “	1,700,169	1,726,887
6.000% due 11/01/37 “	4,033,106	4,096,487
6.000% due 01/14/38 “	2,000,000	2,030,938

		35,229,135

Freddie Mac - 10.71%

5.000% due 08/01/37 “	54,468	53,155
5.500% due 12/01/36 “	694,918	693,680
5.500% due 05/01/37 “	2,188,698	2,184,523
6.000% due 11/01/36 “	2,644,668	2,684,847
6.000% due 01/01/37 “	1,491,832	1,514,497
6.000% due 03/01/37 “	691,140	701,569
6.000% due 05/01/37 “	2,662,187	2,702,360
6.000% due 07/01/37 “	993,331	1,008,320
6.000% due 10/01/37 “	988,338	1,003,252

		12,546,203

Total Mortgage-Backed Securities (Cost $50,011,633)		50,574,195

42	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES - 0.03%

Freddie Mac Structured Pass-Through Securities 5.145% due 09/25/31 “ §	$4,444	$4,444
Lehman XS Trust 4.945% due 07/25/46 “ §	28,772	28,536

Total Asset-Backed Securities (Cost $33,216)		32,980

U.S. TREASURY OBLIGATIONS - 97.89%

U.S. Treasury Inflation Protected Securities - 95.65%

0.875% due 04/15/10 ^	7,198,695	7,149,323
1.625% due 01/15/15 ^	4,484,457	4,503,727
1.875% due 07/15/13 ^	1,250,843	1,289,346
1.875% due 07/15/15 ^	9,615,026	9,742,355
2.000% due 04/15/12 ^	3,499,314	3,627,805
2.000% due 01/15/14 ^	7,449,053	7,646,358
2.000% due 07/15/14 ^	110,797	114,511
2.000% due 01/15/16 ^	4,314,266	4,428,866
2.000% due 01/15/26 ^	7,365,820	7,338,206
2.375% due 04/15/11 ^	5,261,050	5,485,471
2.375% due 01/15/17 ^	11,760,039	12,405,608
2.375% due 01/15/25 ^	10,247,053	10,734,414
2.375% due 01/15/27 ^	3,831,831	4,053,361
2.500% due 07/15/16 ^	5,306,703	5,624,019
2.625% due 07/15/17 ^	1,511,535	1,631,395
3.000% due 07/15/12 ^	4,235,813	4,573,234
3.375% due 04/15/32 ^	294,155	376,840
3.500% due 01/15/11 ^	3,839,904	4,130,900
3.625% due 04/15/28 ^	2,027,294	2,568,962
3.875% due 01/15/09 ^	1,655,511	1,704,918
3.875% due 04/15/29 ^	7,477,821	9,809,531
4.250% due 01/15/10 ^	2,855,082	3,047,355

		111,986,505

U.S. Treasury Notes - 2.24%

4.625% due 02/29/12	2,500,000	2,624,220

Total U.S. Treasury Obligations (Cost $112,388,745)		114,610,725

FOREIGN GOVERNMENT BONDS & NOTES - 0.45%

United Kingdom Gilt Inflation Linked Bond
(United Kingdom)
2.500% due 05/20/09 ^	GBP 100,000	527,510

Total Foreign Government Bonds & Notes (Cost $500,642)		527,510

MUNICIPAL BONDS - 0.25%

Buckeye Tobacco Settlement Financing
Authority OH ‘A2’
5.875% due 06/01/47	$100,000	95,506
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	100,000	96,165
Tobacco Settlement Financing Corp RI ‘A’ 6.000% due 06/01/23	100,000	101,149

Total Municipal Bonds (Cost $280,836)		292,820

PURCHASED OPTIONS - 0.18%

(See Note (f) to Notes to Schedule of Investments) (Cost $111,300)		215,782

SHORT-TERM INVESTMENTS - 6.07%

Commercial Paper - 5.21%

Rabobank USA Financial Corp 3.980% due 01/02/08	2,900,000	2,899,679
UBS Finance 4.000% due 01/02/08	3,200,000	3,199,645

		6,099,324

U.S. Treasury Bills - 0.54%

2.980% due 03/13/08 ‡	580,000	576,494
3.200% due 02/28/08 ‡	55,000	54,748

		631,242

	Shares

Money Market Funds - 0.32%

BlackRock Liquidity Funds Institutional TempCash	185,568	185,568
BlackRock Liquidity Funds Institutional TempFund	185,567	185,567

		371,135

Total Short-Term Investments (Cost $7,101,718)		7,101,701

TOTAL INVESTMENTS - 152.43% (Cost $175,422,886)		178,477,544

OTHER ASSETS & LIABILITIES, NET - (52.43%)		(61,391,507)

NET ASSETS - 100.00%		$117,086,037

Notes to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	97.89%
Mortgage-Backed Securities	43.19%
Short-Term Investments	6.07%
Corporate Bonds & Notes	3.56%
Convertible Corporate Bonds	0.81%
Foreign Government Bonds & Notes	0.45%
Municipal Bonds	0.25%
Purchased Options	0.18%
Asset-Backed Securities	0.03%

152.43%
Other Assets & Liabilities, Net	(52.43%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

43	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

(c) Securities with an aggregate market value of $631,242 were segregated with the broker(s)/custodian to cover margin requirements for the following open futures contracts as of December 31, 2007:

Long Futures Outstanding	Number of Contracts	Notional Amount		Net Unrealized Appreciation (Depreciation)

3-Month Euribor (12/08)	30	EUR	30,000,000	$19,975
3-Month Euribor (03/09)	3		3,000,000	4,148
3-Month Euribor (06/09)	2		2,000,000	3,089
Eurodollar (09/08)	43		$43,000,000	263
Eurodollar (12/08)	28		28,000,000	93,875
Eurodollar (03/09)	87		87,000,000	299,113
Eurodollar (06/09)	30		30,000,000	106,675
Eurodollar (09/09)	18		18,000,000	47,675
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/08)	25	GBP	12,500,000	(1,742)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/08)	53		26,500,000	47,750
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/08)	27		13,500,000	30,954
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/08)	6		3,000,000	3,882
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/09)	4		2,000,000	3,085
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/09)	7		3,500,000	5,997

Short Futures Outstanding

3-Month Euribor (09/08)	7	EUR	7,000,000	4,733
Euro-Bund 10-Year Notes (03/08)	7		700,000	18,320
Eurodollar (03/08)	12		$12,000,000	(14,513)
Eurodollar (06/08)	17		17,000,000	(41,863)
U.S. Treasury 5-Year Notes (03/08)	146		14,600,000	(67,219)
U.S. Treasury 30 Year Bonds (03/08)	115		11,500,000	65,117

				$629,314

(d) Investments sold short outstanding as of December 31, 2007 were as follows:

Description	Principal Amount	Value

Fannie Mae
5.000% due 01/14/38	$500,000	$487,891
Freddie Mac
5.500% due 01/14/38	3,100,000	3,093,704
6.000% due 01/14/38	8,000,000	8,118,752
U.S. Treasury Bonds
4.750% due 08/15/17	800,000	845,188
4.750% due 02/15/37	400,000	418,750
U.S. Treasury Notes
4.125% due 08/31/12	700,000	720,945
4.250% due 11/15/13	600,000	622,266

Total Investments sold short (Proceeds $14,300,242)		$14,307,496

(e) Forward foreign currency contracts outstanding as of December 31, 2007 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation (Depreciation)

Buy	BRL	851,026	03/08	$29,577
Buy	BRL	5,154,118	07/08	139,796
Sell	CHF	85,000	03/08	404
Buy	CNY	6,507,744	01/08	20,160
Sell	CNY	6,507,744	01/08	(10,078)
Buy	CNY	3,586,143	03/08	7,871
Sell	CNY	3,586,143	03/08	(6,696)
Buy	CNY	5,916,844	03/09	53,241
Sell	CNY	5,916,844	03/09	(43,182)
Buy	EUR	58,000	01/08	(572)
Sell	EUR	607,000	01/08	1,391
Buy	GBP	75,000	01/08	(53)
Sell	GBP	1,268,000	01/08	32,370
Buy	JPY	74,339,527	02/08	5,289
Sell	JPY	79,293,000	02/08	1,539
Buy	KRW	24,873,500	01/08	(602)
Buy	KRW	302,999,950	05/08	1,175
Buy	MXN	11,296,411	03/08	(3,539)
Sell	MXN	13,092,000	03/08	6,591
Buy	MXN	17,600,851	07/08	17,066
Buy	MYR	428,498	05/08	3,066
Buy	PLN	999,197	07/08	39,625
Buy	RUB	13,923,678	01/08	22,404
Sell	RUB	13,923,678	01/08	(4,221)
Buy	RUB	454,950	07/08	474
Buy	RUB	7,406,513	11/08	(14)
Buy	SGD	24,315	02/08	601
Buy	SGD	513,062	05/08	15,608

				$329,291

44	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

(f) Purchased options outstanding as of December 31, 2007 were as follows:

Interest Rate Swaptions

Counterparty	Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Notional Amount	Cost	Value

Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	03/31/08	$3,000,000	$16,800	$61,351
Royal Bank of Scotland	Call - OTC 2-Year Interest Rate Swap	Pay	4.750%	09/26/08	1,000,000	5,050	21,201

						$21,850	$82,552

Options on Exchange-Traded Futures Contracts

Counterparty	Description	Exercise Price	Expiration Date	Numbers of Contracts	Cost	Value

Merrill Lynch	Call - CBOT U.S. Treasury 5-Year Note Futures	$126.00	02/22/08	25	$472	$391
Merrill Lynch	Call - CBOT U.S. Treasury 5-Year Note Futures	127.00	02/22/08	95	1,793	1,484
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Note Futures	136.00	02/22/08	19	359	297
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Note Futures	137.00	02/22/08	57	1,076	890
Merrill Lynch	Call - CBOT U.S. Treasury 10-Year Note Futures	138.00	02/22/08	27	509	422
Merrill Lynch	Call - CBOT U.S. Treasury 30-Year Bond Futures	140.00	02/22/08	11	208	172

					$4,417	$3,656

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Value

Merrill Lynch	Put - OTC Fannie Mae 6.000%, due 01/14/38	$88.50	01/07/08	$7,500,000	$879	$255

Foreign Currency Options

Counterparty	Description	Exercise Price	Expiration Date	Notional Amount		Cost	Value

Royal Bank of Scotland	Call - OTC U.S. dollar versus Euro	$1.35	06/26/08	EUR	500,000	$15,735	$3,941
Royal Bank of Scotland	Put - OTC U.S. dollar versus Euro	1.35	06/26/08		500,000	15,735	56,243
Morgan Stanley	Call - OTC U.S. dollar versus Euro	1.39	07/08/10		500,000	26,342	23,286
Morgan Stanley	Put - OTC U.S. dollar versus Euro	1.39	07/08/10		500,000	26,342	45,849

						$84,154	$129,319

(g) Transactions in written options for the period ended December 31, 2007 were as follows:

	Numbers of Contracts	Premium

Outstanding, March 31, 2007	1,000,024	$18,717
Call Options Written	4,000,086	123,732
Put Options Written	3,000,094	142,786
Call Options Expired	(1,000,078)	(33,605)
Put Options Expired	(32)	(7,849)

Outstanding, December 31, 2007	7,000,094	$243,781

(h) Premiums received and value of written options outstanding as of December 31, 2007:

Interest Rate Swaptions

Counterparty	Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Notional Amount	Premium	Value

Royal Bank of Scotland	Call - OTC 5-Year Interest Rate Swap	Receive	4.950%	03/31/08	$1,000,000	$12,300	$37,238
Barclays	Call - OTC 10-Year Interest Rate Swap	Receive	5.250%	09/15/08	1,000,000	26,625	53,181
Barclays	Put - OTC 10-Year Interest Rate Swap	Pay	5.250%	09/15/08	1,000,000	26,625	13,494
Lehman Brothers	Call - OTC 7-Year Interest Rate Swap	Receive	5.365%	09/20/10	1,000,000	27,250	46,187
Lehman Brothers	Put - OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	1,000,000	37,600	27,738
Royal Bank of Scotland	Call - OTC 7-Year Interest Rate Swap	Receive	5.365%	09/20/10	1,000,000	31,445	46,187
Royal Bank of Scotland	Put - OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	1,000,000	31,445	27,738

						$193,290	$251,763

45	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS PL INFLATION MANAGED FUND Schedule of Investments (Continued) December 31, 2007 (Unaudited)

Options on Exchange-Traded Futures Contracts

Counterparty	Description	Exercise Price	Expiration Date	Numbers of Contracts	Premium	Value

Citigroup	Put - CBOT U.S. Treasury 10-Year Note Futures	$106.00	02/22/08	9	$3,768	$141
Citigroup	Put - CBOT U.S. Treasury 10-Year Note Futures	110.00	02/22/08	65	39,398	16,250
Citigroup	Call - CBOT U.S. Treasury 10-Year Note Futures	111.00	02/22/08	20	7,325	56,875

					$50,491	$73,266

(i) Swap agreements outstanding as of December 31, 2007 were as follows:

Credit Default Swaps

Counterparty	Referenced Obligation	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)

Goldman Sachs	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.400%	09/20/08	$100,000	($3,385)
Lehman Brothers	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	1.425%	09/20/08	100,000	(4,440)
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12	Buy	(5.050%)	09/20/08	500,000	10,081
Royal Bank of Scotland	Republic of Indonesia 6.750% due 03/10/14	Sell	0.400%	12/20/08	1,000,000	(3,820)
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.010%	06/20/12	100,000	(3,119)
Merrill Lynch	Dow Jones CDX NA HY-8 Index	Buy	(2.75%)	06/20/12	200,000	4,746
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	6.850%	06/20/12	100,000	(2,065)
Royal Bank of Scotland	Lehman Brothers Holdings Inc 6.625% due 01/18/12	Sell	0.660%	09/20/12	100,000	(2,214)
Citigroup	The Bear Stearns Cos Inc 5.300% due 10/30/15	Sell	0.720%	09/20/12	100,000	(4,435)
Morgan Stanley	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.750%	09/20/12	100,000	346
Morgan Stanley	The Goldman Sachs Group Inc 6.600% due 01/15/12	Sell	0.800%	09/20/12	100,000	558
Credit Suisse	Chesapeake Energy Corp 6.875% due 01/15/16	Sell	1.550%	09/20/12	100,000	(1,234)
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.050%	09/20/12	100,000	(11,511)
Citigroup	RH Donnelley Holding Corp 8.875% due 01/15/16	Sell	3.400%	09/20/12	100,000	(5,406)
Morgan Stanley	Ford Motor Credit Corp 7.000% due 10/01/13	Sell	3.800%	09/20/12	100,000	(8,990)
Citigroup	General Motors Acceptance Corp 6.875% due 08/28/12	Buy	(5.000%)	09/20/12	100,000	6,576
Goldman Sachs	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	5.350%	09/20/12	500,000	(28,449)
BNP Paribas	The Goldman Sachs Group Inc 6.600% due 01/15/12	Buy	(0.390%)	12/20/12	100,000	1,216
Merrill Lynch	Dow Jones CDX NA IG-9 Index	Buy	(0.600%)	12/20/12	1,400,000	17,291
Morgan Stanley	Dow Jones CDX NA IG-9 Index	Buy	(0.600%)	12/20/12	1,400,000	17,291
Goldman Sachs	The Bear Stearns Cos Inc 5.300% due 10/30/15	Buy	(1.780%)	12/20/12	100,000	2
Lehman Brothers	Dow Jones CDX NA HY-9 Index	Sell	3.330%	12/20/12	300,000	797
Barclays	Dow Jones CDX NA IG-9 Index	Buy	(0.800%)	12/20/17	800,000	(990)
Goldman Sachs	Dow Jones CDX NA IG-9 Index	Buy	(0.800%)	12/20/17	400,000	(614)
Lehman Brothers	Dow Jones CDX NA IG-9 Index	Buy	(0.800%)	12/20/17	300,000	(456)

						($22,224)

(1) If the Fund is the seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation (Depreciation)

JPMorgan Chase	6-Month JPY-LIBOR	Pay	1.000%	03/18/09	JPY	300,000,000	$8,623
Barclays	6-Month GBP-LIBOR	Pay	5.000%	06/15/09	GBP	1,200,000	(1,443)
UBS	3-Month USD-LIBOR	Pay	5.000%	06/18/09		$12,000,000	195,696
Barclays	6-Month Australian Bank Bill	Pay	7.000%	12/15/09	AUD	800,000	(4,674)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	12/19/09	GBP	3,000,000	16,908
Citigroup	6-Month Australian Bank Bill	Pay	6.500%	01/15/10	AUD	300,000	(5,154)
Deutsche Bank	6-Month Australian Bank Bill	Pay	6.500%	01/15/10		1,100,000	(18,631)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/10		700,000	(11,712)
Deutsche Bank	6-Month EUR-LIBOR	Pay	4.500%	03/19/10	EUR	1,200,000	2,065
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.500%	03/19/10		1,200,000	2,069
Deutsche Bank	6-Month GBP-LIBOR	Pay	6.000%	03/20/10	GBP	1,400,000	26,296
Deutsche Bank	6-Month Australian Bank Bill	Pay	7.000%	06/15/10	AUD	5,200,000	(51,667)
Barclays	3-Month USD-LIBOR	Pay	4.000%	06/18/10		$10,900,000	9,540
Deutsche Bank	3-Month USD-LIBOR	Pay	4.000%	06/18/10		6,900,000	10,674
Goldman Sachs	3-Month USD-LIBOR	Pay	4.000%	06/18/10		2,900,000	8,384
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/10		6,400,000	7,084

46	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation (Depreciation)

Royal Bank of Scotland	3-Month USD-LIBOR	Pay	4.000%	06/18/10		$3,000,000	($4,509)
Barclays	3-Month USD-LIBOR	Pay	5.000%	06/18/10		4,200,000	12,513
Credit Suisse	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP	500,000	10,945
Royal Bank of Scotland	6-Month GBP-LIBOR	Pay	5.000%	09/15/10		1,000,000	23,172
Barclays	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	EUR	500,000	5,299
UBS	France CPI Excluding Tobacco	Pay	2.146%	10/15/10		100,000	1,168
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.261%	07/14/11		500,000	7,914
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.028%	10/15/11		200,000	(459)
UBS	France CPI Excluding Tobacco	Pay	2.095%	10/15/11		300,000	854
Goldman Sachs	France CPI Excluding Tobacco	Pay	1.976%	12/15/11		4,000,000	(48,074)
BNP Paribas	France CPI Excluding Tobacco	Pay	1.988%	12/15/11		1,000,000	(13,660)
Morgan Stanley	BRL - CDI Compounded	Pay	10.115%	01/02/12	BRL	1,300,000	(34,777)
UBS	BRL - CDI Compounded	Pay	10.575%	01/02/12		2,400,000	(78,384)
Barclays	BRL - CDI Compounded	Pay	10.680%	01/02/12		2,200,000	(50,102)
Deutsche Bank	6-Month JPY-LIBOR	Pay	1.500%	12/20/12	JPY	30,000,000	542
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	12/20/12		50,000,000	1,019
UBS	6-Month JPY-LIBOR	Pay	1.500%	12/20/12		60,000,000	1,234
Barclays	3-Month USD-LIBOR	Pay	4.000%	06/18/13		$2,400,000	20,202
Morgan Stanley	3-Month USD-LIBOR	Pay	4.000%	06/18/13		400,000	2,577
Deutsche Bank	3-Month USD-LIBOR	Receive	5.000%	06/18/15		300,000	529
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000%	06/18/15		1,000,000	(14,327)
Goldman Sachs	6-Month GBP-LIBOR	Receive	5.000%	09/15/15	GBP	300,000	(9,575)
UBS	Eurostat Eurozone HICP Excluding Tobacco	Receive	2.275%	10/15/16	EUR	200,000	1,436
UBS	France CPI Excluding Tobacco	Pay	2.350%	10/15/16		200,000	252
JPMorgan Chase	France CPI Excluding Tobacco	Pay	2.353%	10/15/16		100,000	95
Citigroup	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16	MXN	8,600,000	(18,862)
Goldman Sachs	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		5,200,000	(10,976)
Merrill Lynch	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		3,700,000	(7,891)
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/16		2,100,000	(5,161)
Credit Suisse	6-Month EUR-LIBOR	Receive	4.000%	06/15/17	EUR	500,000	39,435
Royal Bank of Scotland	3-Month Canadian Bank Bill	Receive	5.500%	06/20/17	CAD	200,000	(5,018)
Barclays	United Kingdom RPI Index	Pay	3.250%	12/14/17	GBP	400,000	2,814
Barclays	6-Month Australian Bank Bill	Receive	6.750%	12/15/17	AUD	100,000	2,898
Morgan Stanley	6-Month Australian Bank Bill	Receive	6.750%	12/15/17		200,000	5,874
Royal Bank of Scotland	United Kingdom RPI Index	Pay	3.183%	12/19/17	GBP	600,000	(838)
Barclays	3-Month USD-LIBOR	Receive	5.000%	06/18/18		$1,300,000	(3,537)
Lehman Brothers	3-Month USD-LIBOR	Receive	5.000%	06/18/18		7,900,000	57,430
Merrill Lynch	3-Month USD-LIBOR	Receive	5.000%	06/18/18		300,000	(1,278)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/18/18		700,000	(12,726)
Royal Bank of Scotland	3-Month USD-LIBOR	Receive	5.000%	06/18/18		3,200,000	(2,751)
Morgan Stanley	6-Month Australian Bank Bill	Pay	7.000%	12/15/19	AUD	1,600,000	(9,410)
Royal Bank of Scotland	United Kingdom RPI Index	Pay	3.440%	09/10/27	GBP	100,000	(1,157)
Barclays	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		400,000	21,517
Credit Suisse	6-Month GBP-LIBOR	Receive	4.000%	12/15/35		200,000	10,878
HSBC	6-Month GBP-LIBOR	Receive	4.250%	06/12/36		200,000	27,234
Deutsche Bank	3-Month USD-LIBOR	Pay	5.000%	06/18/38		$200,000	4,730
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/18/38		800,000	22,680
Royal Bank of Scotland	3-Month USD-LIBOR	Pay	5.000%	06/18/38		300,000	7,863

							$153,690

47	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.89%

Autos & Transportation - 0.72%

Southwest Airlines Co	75,500	$921,100

Consumer Discretionary - 15.30%

Kimberly-Clark Corp	18,600	1,289,724
Liberty Media Corp - Capital ‘A’ *	12,975	1,511,458
Liberty Media Corp - Interactive ‘A’ *	76,875	1,466,775
Lowe’s Cos Inc	21,900	495,378
News Corp ‘B’	76,500	1,625,625
The Home Depot Inc	16,200	436,428
Time Warner Inc	246,200	4,064,762
Viacom Inc ‘B’ *	101,450	4,455,684
Wal-Mart Stores Inc	87,400	4,154,122

		19,499,956

Consumer Staples - 13.56%

Altria Group Inc	31,700	2,395,886
Anheuser-Busch Cos Inc	24,390	1,276,573
Cadbury Schweppes PLC ADR (United Kingdom)	62,700	3,095,499
Kraft Foods Inc ‘A’	89,202	2,910,661
Sara Lee Corp	27,200	436,832
The Coca-Cola Co	43,800	2,688,006
The Procter & Gamble Co	17,500	1,284,850
Unilever NV ‘NY’ (Netherlands)	87,800	3,201,188

		17,289,495

Financial Services - 26.66%

Aflac Inc	9,000	563,670
American International Group Inc	27,900	1,626,570
Bank of America Corp	110,400	4,555,104
Barclays PLC ADR (United Kingdom)	3,100	125,147
Berkshire Hathaway Inc ‘B’ *	205	970,880
Citigroup Inc	127,600	3,756,544
Fannie Mae	10,300	411,794
Freddie Mac	27,900	950,553
Genworth Financial Inc ‘A’	19,100	486,095
JPMorgan Chase & Co	44,400	1,938,060
MBIA Inc	7,700	143,451
Merrill Lynch & Co Inc	23,500	1,261,480
MetLife Inc	21,700	1,337,154
The Bank of New York Mellon Corp	46,539	2,269,241
The Bear Stearns Cos Inc	6,700	591,275
The Chubb Corp	61,180	3,339,204
The Hartford Financial Services Group Inc	7,100	619,049
The PNC Financial Services Group Inc	18,100	1,188,265
The Travelers Cos Inc	11,086	596,427
The Western Union Co	25,300	614,284
Torchmark Corp	5,500	332,915
U.S. Bancorp	25,400	806,196
Wachovia Corp	86,856	3,303,134
Wells Fargo & Co	73,000	2,203,870

		33,990,362

Health Care - 17.81%

Abbott Laboratories	39,600	2,223,540
Boston Scientific Corp *	74,500	866,435
Bristol-Myers Squibb Co	116,600	3,092,232
Cardinal Health Inc	33,300	1,923,075
CVS Caremark Corp	64,300	2,555,925
Eli Lilly & Co	32,100	1,713,819
GlaxoSmithKline PLC ADR (United Kingdom)	19,100	962,449
Pfizer Inc	74,200	1,686,566
Roche Holding AG ADR (Switzerland)	3,800	324,520
Schering-Plough Corp	114,600	3,052,944
UnitedHealth Group Inc	9,000	523,800
WellPoint Inc *	5,000	438,650
Wyeth	75,500	3,336,345

		22,700,300

Materials & Processing - 8.15%

Alcoa Inc	21,600	789,480
E.I. du Pont de Nemours & Co	74,500	3,284,705
International Paper Co	149,758	4,849,164
Newmont Mining Corp	4,200	205,086
Rohm & Haas Co	23,800	1,263,066

		10,391,501

Multi-Industry - 1.27%

General Electric Co	43,800	1,623,666

Producer Durables - 0.18%

KLA-Tencor Corp	4,800	231,168

Technology - 5.02%

Alcatel-Lucent ADR (France)	8,600	62,952
Computer Sciences Corp *	8,500	420,495
Dell Inc *	44,300	1,085,793
Hewlett-Packard Co	17,800	898,544
Intel Corp	21,000	559,860
International Business Machines Corp	15,700	1,697,170
Microsoft Corp	28,800	1,025,280
Telefonaktiebolaget LM Ericsson ADR (Sweden)	15,000	350,250
Texas Instruments Inc	8,900	297,260

		6,397,604

Utilities - 6.22%

AT&T Inc	37,100	1,541,876
Comcast Corp ‘A’ *	192,400	3,513,224
Verizon Communications Inc	65,700	2,870,433

		7,925,533

Total Common Stocks (Cost $121,818,022)		120,970,685

	Principal Amount

SHORT-TERM INVESTMENTS - 5.07%

U.S. Government Agency Issue - 5.02%

Federal Home Loan Bank 3.250% due 01/02/08	$6,400,000	6,399,422

48	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Shares	Value

Money Market Funds - 0.05%

BlackRock Liquidity Funds Institutional TempCash	31,929	$31,929
BlackRock Liquidity Funds Institutional TempFund	31,928	31,928

		63,857

Total Short-Term Investments (Cost $6,463,279)		6,463,279

TOTAL INVESTMENTS - 99.96% (Cost $128,281,301)		127,433,964

OTHER ASSETS & LIABILITIES, NET - 0.04%		44,653

NET ASSETS - 100.00%		$127,478,617

Notes to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Financial Services	26.66%
Health Care	17.81%
Consumer Discretionary	15.30%
Consumer Staples	13.56%
Materials & Processing	8.15%
Utilities	6.22%
Short-Term Investments	5.07%
Technology	5.02%
Multi-Industry	1.27%
Autos & Transportation	0.72%
Producer Durables	0.18%

99.96%
Other Assets & Liabilities, Net	0.04%

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

49	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.04%

Autos & Transportation - 6.24%

C.H. Robinson Worldwide Inc	27,214	$1,472,822
Expeditors International of Washington Inc	25,158	1,124,060
Grupo Aeroportuario del Pacifico SA de CV ADR (Mexico)	15,713	701,271
UAL Corp *	14,623	521,456

		3,819,609

Consumer Discretionary - 39.78%

Abercrombie & Fitch Co ‘A’	20,791	1,662,656
Alibaba.com Ltd (Cayman) *	121,100	429,427
Apollo Group Inc ‘A’ *	11,465	804,270
Baidu.com Inc ADR * (Cayman)	4,913	1,917,986
Chipotle Mexican Grill Inc ‘B’ *	7,839	964,589
Choice Hotels International Inc	15,781	523,929
ChoicePoint Inc *	20,560	748,795
Coach Inc *	30,411	929,968
Ctrip.com International Ltd ADR (Cayman)	15,991	919,003
Discovery Holding Co ‘A’ *	36,942	928,722
Focus Media Holding Ltd ADR * (Cayman)	12,678	720,237
Grupo Televisa SA ADR (Mexico)	36,440	866,179
Iron Mountain Inc *	25,668	950,229
Lamar Advertising Co ‘A’	16,889	811,854
Li & Fung Ltd + (Bermuda)	340,000	1,355,486
Lululemon Athletica Inc *	19,818	938,779
Marriott International Inc ‘A’	23,943	818,372
Mohawk Industries Inc *	7,331	545,426
Monster Worldwide Inc *	26,435	856,494
NHN Corp * + (South Korea)	3,977	948,342
priceline.com Inc *	8,383	962,871
Starbucks Corp *	69,682	1,426,391
The Corporate Executive Board Co	20,484	1,231,088
Wynn Resorts Ltd	18,788	2,106,699

		24,367,792

Energy - 2.95%

Southwestern Energy Co *	32,443	1,807,724

Financial Services - 11.78%

Alleghany Corp *	1,763	708,726
Brookfield Asset Management Inc ‘A’ (Canada)	22,237	793,194
Calamos Asset Management Inc ‘A’	29,828	888,278
GLG Partners Inc *	42,933	583,889
IntercontinentalExchange Inc *	7,228	1,391,390
Leucadia National Corp	22,185	1,044,913
MasterCard Inc ‘A’	6,038	1,299,377
Morningstar Inc *	6,517	506,697

		7,216,464

Health Care - 7.82%

Gen-Probe Inc *	16,003	1,007,069
Illumina Inc *	21,877	1,296,431
Stericycle Inc *	22,271	1,322,897
Techne Corp *	17,594	1,162,084

		4,788,481

Integrated Oils - 5.17%

Ultra Petroleum Corp * (Canada)	44,336	3,170,024

Materials & Processing - 7.24%

Aecom Technology Corp *	15,558	444,492
Forest City Enterprises Inc ‘A’	15,153	673,399
Martin Marietta Materials Inc	11,442	1,517,209
Nalco Holding Co	50,478	1,220,558
Texas Industries Inc	8,277	580,218

		4,435,876

Producer Durables - 2.11%

Crown Castle International Corp *	19,795	823,472
NVR Inc *	893	467,932

		1,291,404

Technology - 5.63%

Autodesk Inc *	11,050	549,848
Equinix Inc *	11,205	1,132,489
IHS Inc ‘A’ *	12,869	779,347
salesforce.com inc *	15,734	986,364

		3,448,048

Utilities - 5.32%

NII Holdings Inc *	19,460	940,307
Questar Corp	15,985	864,789
Tencent Holdings Ltd + (Cayman)	195,000	1,456,430

		3,261,526

Total Common Stocks (Cost $44,655,234)		57,606,948

OPEN-END MUTUAL FUND - 2.95%

Aeroplan Income Fund (Canada)	75,127	1,804,053

Total Open-End Mutual Fund (Cost $1,117,041)		1,804,053

	Principal Amount

SHORT-TERM INVESTMENTS - 3.48%

U.S. Government Agency Issue - 3.43%

Federal Home Loan Bank 3.250% due 01/02/08	$2,100,000	2,099,810

50	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments (Continued)
December 31, 2007 (Unaudited)

	Shares	Value

Money Market Fund - 0.05%

BlackRock Liquidity Funds Institutional TempCash	30,134	$30,134

Total Short-Term Investments (Cost $2,129,944)		2,129,944

TOTAL INVESTMENTS - 100.47% (Cost $47,902,219)		61,540,945

OTHER ASSETS & LIABILITIES, NET - (0.47%)		(285,758)

NET ASSETS - 100.00%		$61,255,187

Notes to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	39.78%
Financial Services	11.78%
Health Care	7.82%
Materials & Processing	7.24%
Autos & Transportation	6.24%
Technology	5.63%
Utilities	5.32%
Integrated Oils	5.17%
Short-Term Investments	3.48%
Energy	2.95%
Open-End Mutual Fund	2.95%
Producer Durables	2.11%

100.47%
Other Assets & Liabilities, Net	(0.47%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c) Securities with a total aggregate market value of $3,760,258 or 6.14% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees.

51	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.09%

Consumer Discretionary - 6.65%

Gaylord Entertainment Co *	1,006	$40,713
Millennium & Copthorne Hotels PLC (United Kingdom) +	21,010	170,261
Morgans Hotel Group Co *	19,814	382,014
Starwood Hotels & Resorts Worldwide Inc	41,274	1,817,294

		2,410,282

Financial Services - 86.79%

Acadia Realty Trust REIT	10,025	256,740
AMB Property Corp REIT	11,850	682,086
American Campus Communities Inc REIT	1,060	28,461
AvalonBay Communities Inc REIT	18,236	1,716,737
Boston Properties Inc REIT	21,498	1,973,731
Brandywine Realty Trust REIT	26,584	476,651
BRE Properties Inc REIT	10,130	410,569
Brookfield Properties Corp (Canada)	81,080	1,560,790
Camden Property Trust REIT	12,235	589,115
Cedar Shopping Centers Inc REIT	3,280	33,554
Cogdell Spencer Inc REIT	2,080	33,134
DCT Industrial Trust Inc REIT	17,335	161,389
Developers Diversified Realty Corp REIT	5,970	228,591
DiamondRock Hospitality Co REIT	9,580	143,508
Douglas Emmett Inc REIT	2,320	52,455
Duke Realty Corp REIT	31,360	817,869
EastGroup Properties Inc REIT	1,130	47,291
Equity Lifestyle Properties Inc REIT	7,180	327,911
Equity One Inc REIT	281	6,471
Equity Residential REIT	69,764	2,544,293
Essex Property Trust Inc REIT	5,207	507,630
Federal Realty Investment Trust REIT	9,903	813,531
General Growth Properties Inc REIT	16,622	684,494
GMH Communities Trust REIT	15,390	84,953
HCP Inc REIT	910	31,650
Healthcare Realty Trust Inc REIT	34,540	876,971
Hersha Hospitality Trust REIT	12,497	118,721
Highwoods Properties Inc REIT	2,316	68,044
Host Hotels & Resorts Inc REIT	123,104	2,097,692
Kilroy Realty Corp REIT	5,509	302,775
LaSalle Hotel Properties REIT	2,695	85,971
Liberty Property Trust REIT	32,657	940,848
Mack-Cali Realty Corp REIT	29,751	1,011,534
Mid-America Apartment Communities Inc REIT	2,200	94,050
Parkway Properties Inc REIT	708	26,182
Plum Creek Timber Co Inc REIT	8,728	401,837
Post Properties Inc REIT	16,236	570,208
ProLogis REIT	12,397	785,722
PS Business Parks Inc REIT	3,182	167,214
Public Storage REIT	12,967	951,907
Ramco-Gershenson Properties Trust REIT	6,715	143,500
Regency Centers Corp REIT	16,416	1,058,668
Senior Housing Properties Trust REIT	17,170	389,416
Simon Property Group Inc REIT	37,350	3,244,221
SL Green Realty Corp REIT	4,263	398,420
Sovran Self Storage Inc REIT	6,637	266,144
Strategic Hotels & Resorts Inc REIT	31,857	532,968
Taubman Centers Inc REIT	2,794	137,437
The Macerich Co REIT	14,963	1,063,271
U-Store-It Trust REIT	2,370	21,709
UDR Inc REIT	1,170	23,225
Universal Health Realty Income Trust REIT	3,000	106,320
Ventas Inc REIT	950	42,988

Vornado Realty Trust REIT	14,575	1,281,871
Weingarten Realty Investors REIT	370	11,633

		31,435,071

Health Care - 0.93%

Assisted Living Concepts Inc ‘A’ *	44,861	336,457

Materials & Processing - 1.72%

Forest City Enterprises Inc ‘A’	14,000	622,160

Total Common Stocks (Cost $36,238,410)		34,803,970

SHORT-TERM INVESTMENTS - 5.43%

Money Market Funds - 5.43%

BlackRock Liquidity Funds Institutional TempCash	308,499	308,499
BlackRock Liquidity Funds Institutional TempFund	1,656,525	1,656,525

		1,965,024

Total Short-Term Investments (Cost $1,965,024)		1,965,024

TOTAL INVESTMENTS - 101.52% (Cost $38,203,434)		36,768,994

OTHER ASSETS & LIABILITIES, NET - (1.52%)		(549,214)

NET ASSETS - 100.00%		$36,219,780

Notes to Schedule of Investments

(a) As of December 31, 2007, the Fund was diversified by property sector as a percentage of net assets as follows:

Office/Industrial	23.74%
Retail	21.18%
Residential	18.14%
Lodging	14.88%
Diversified	8.60%
Health Care/Assisted Living	5.02%
Self-Storage	3.42%
Land	1.11%

96.09%
Short-Term Investments	5.43%
Other Assets & Liabilities, Net	(1.52%)

100.00%

(b) Securities with a total aggregate market value of $170,261 or 0.47% of the net assets were valued under the fair value procedures established by the Funds' Board of Trustees.

52	See explanations of symbols and terms, if any, on page 53

PACIFIC LIFE FUNDS
Schedules of Investments (Continued)
Explanation of Symbols and Terms
December 31, 2007 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.

+	Securities were fair valued under procedures established by the Pacific Life Funds’ Board of Trustees, including considerations to determine fair values for certain foreign securities.

~

Securities are not registered under the Securities Act of 1933(1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule144A of the 1933 Act.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of December 31, 2007.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

Δ	A portion of this security is subject to call and/or put options written.

‡	Securities were fully/partially segregated with the broker(s)/custodian to cover margin requirements for open futures contracts as of December 31, 2007.

Ø	Securities were fully/partially segregated with the broker(s)/custodian as collateral for option contracts written as of December 31, 2007.

¤	Total shares owned by the fund as of December 31, 2007 were less than one share.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HSI	Hong Kong Stock Exchange
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-convertible savings
shares on Italian Stock Exchanges)
XAMS	Amsterdam Stock Exchange
XVTX	Virt X Pan European Stock Exchange

53

PACIFIC LIFE FUNDS
FEDERAL INCOME TAX INFORMATION
December 31, 2007 (Unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes as of December 31, 2007, are presented in the table below:

Funds	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation)

PL Portfolio Optimization Conservative	$39,100,192	$824,545	($123,806)	$700,739
PL Portfolio Optimization Moderate-Conservative	110,720,997	4,548,388	(440,755)	4,107,633
PL Portfolio Optimization Moderate	424,431,866	24,319,275	(2,927,178)	21,392,097
PL Portfolio Optimization Moderate-Aggressive	452,857,782	29,306,778	(5,111,028)	24,195,750
PL Portfolio Optimization Aggressive	208,832,628	12,825,377	(4,113,194)	8,712,183
PL Money Market	24,925,569	—	—	—
PL Small-Cap Growth	45,800,461	7,121,645	(3,662,739)	3,458,906
PL International Value	116,740,771	15,998,294	(7,935,551)	8,062,743
PL Large-Cap Value	66,213,156	11,094,441	(2,744,255)	8,350,186
PL Short Duration Bond	78,283,731	960,156	(42,107)	918,049
PL Growth LT	70,065,095	13,945,602	(1,327,118)	12,618,484
PL Mid-Cap Value	94,498,463	4,983,451	(10,825,430)	(5,841,979)
PL Large-Cap Growth	28,288,012	7,621,172	(33,265)	7,587,907
PL International Large-Cap	81,105,743	17,969,387	(2,128,921)	15,840,466
PL Small-Cap Value	21,716,765	614,411	(1,734,176)	(1,119,765)
PL Main Street Core	111,477,094	11,051,433	(6,809,196)	4,242,237
PL Emerging Markets	37,367,622	16,731,465	(1,060,628)	15,670,837
PL Managed Bond	172,015,319	3,218,684	(672,786)	2,545,898
PL Inflation Managed	176,651,773	2,206,186	(380,415)	1,825,771
PL Comstock	128,838,960	9,262,477	(10,667,473)	(1,404,996)
PL Mid-Cap Growth	48,070,449	15,144,445	(1,673,949)	13,470,496
PL Real Estate	38,281,251	2,032,717	(3,544,974)	(1,512,257)

54

Item 2. Controls and Procedures.

(a)

The Chairman of the Board, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)   Exhibit 99. CERT —Separate certifications for the principal executive officer and the principal      financial officers of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds
By:	/s/ Mary Ann Brown
Mary Ann Brown
President

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James T. Morris
James T. Morris
Chief Executive Officer

Date:	February 29, 2008

By:	/s/ Mary Ann Brown
Mary Ann Brown
President

Date:	February 29, 2008

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	February 29, 2008